Annual Report
--------------------------------------------------------------------------------
                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT


                         Audited Financial Statements
                                   including
                            Statement of Investments

                               ----------------
                               December 31, 1998

                                   [TIAA LOGO]

          As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this annual report of its financial condition and portfolio holdings. A semi-annual report for TIAA Separate Account VA-1 is also provided each year toward the end of August.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT


                     INDEX TO AUDITED FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                   Page
                                                   -----
Report of Management Responsibility ...........      2
Report of Independent Auditors ................      3
Audited Financial Statements:
  Statement of Assets and Liabilities .........      4
  Statement of Operations .....................      5
  Statements of Changes in Net Assets .........      6
  Notes to Financial Statements ...............      7
  Statement of Investments ....................      9

[TIAA LOGO]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY


To the Contractowners of
 TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing.

                                              /s/ Thomas G. Walsh
                                              ---------------------------------
                                                           President
                                                  and Chief Executive Officer



                                              /s/ Richard L. Gibbs
                                              ---------------------------------
                                                    Chief Financial Officer
                                                 and Executive Vice President

[LETTERHEAD OF ERNST & YOUNG LLP]

                        REPORT OF INDEPENDENT AUDITORS


To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1998, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

February 5, 1999


       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998
          (amounts in thousands, except per accumulation unit amount)


ASSETS
 Investments, at cost ...........................................     $ 514,100
 Net unrealized appreciation of investments .....................       242,057
                                                                      ---------
 Investments, at value ..........................................       756,157
 Cash ...........................................................           789
 Dividends and interest receivable ..............................           871
 Amounts due from General Account ...............................           593
 Receivable from securities transactions ........................         7,882
                                                                      ---------
                                                     TOTAL ASSETS       766,292
                                                                      ---------
LIABILITIES
 Payable for securities transactions ............................         8,310
                                                                      ---------
                                                TOTAL LIABILITIES         8,310
                                                                      ---------
NET ASSETS--Accumulation Fund ...................................     $ 757,982
                                                                      =========
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 .........        11,145
                                                                      =========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ..................     $   68.01
                                                                      =========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998
                            (amounts in thousands)


INVESTMENT INCOME
 Income:
  Interest .....................................................    $    130
  Dividends ....................................................       9,662
                                                                    --------
                                                    TOTAL INCOME       9,792
                                                                    --------
 Expenses--Note 3:
  Investment advisory charges ..................................       1,948
  Administrative expenses ......................................       1,299
  Mortality and expense risk charges ...........................         649
                                                                    --------
                                          EXPENSES BEFORE WAIVER       3,896
  Investment advisory charges waived--Note 3 ...................      (1,494)
                                                                    --------
                                                    NET EXPENSES      2,402
                                                                    --------
                                          INVESTMENT INCOME--NET       7,390
                                                                    --------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments .............................      31,091
  Net change in unrealized appreciation on investments .........      97,186
                                                                    --------
                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     128,277
                                                                    --------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $135,667
                                                                    ========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (amounts in thousands)

                                                                   Years Ended December 31,
                                                                  ---------------------------
                                                                      1998           1997
                                                                  ------------   ------------
FROM OPERATIONS
 Investment income--net .......................................    $   7,390      $   5,695
 Net realized gain on investments .............................       31,091          7,108
 Net change in unrealized appreciation on investments .........       97,186         96,189
                                                                   ---------      ---------
                                     NET INCREASE IN NET ASSETS
                                      RESULTING FROM OPERATIONS      135,667        108,992
                                                                   ---------      ---------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums .....................................................      135,735        154,463
 Net contractowner transfers (to) from fixed account ..........      (36,831)         9,216
 Withdrawals ..................................................      (16,442)       (10,917)
 Death benefits ...............................................       (3,878)        (1,068)
                                                                   ---------      ---------
                           NET INCREASE IN NET ASSETS RESULTING
                                FROM CONTRACTOWNER TRANSACTIONS       78,584        151,694
                                                                   ---------      ---------
                                     NET INCREASE IN NET ASSETS      214,251        260,686
NET ASSETS
 Beginning of year ............................................      543,731        283,045
                                                                   ---------      ---------
 End of year ..................................................    $ 757,982      $ 543,731
                                                                   =========      =========

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account (the "Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.


NOTE 3--MANAGEMENT AGREEMENTS
Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Concluded)

NOTE 4--INVESTMENTS
At December 31, 1998, the net unrealized appreciation on investments was $242,057,448, consisting of gross unrealized appreciation of $256,727,054 and gross unrealized depreciation of $14,669,606.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 1998, were $378,601,401 and $295,621,045, respectively.


NOTE 5--CONDENSED FINANCIAL INFORMATION
Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                                             Years Ended December 31,                         October 3, 1994
                                          -------------------------------------------------------------    (date established) to
                                               1998            1997            1996            1995        December 31, 1994 (1)
                                          -------------   -------------   -------------   -------------   ----------------------
Per Accumulation Unit Data:
 Investment income ....................     $   .908        $   .847        $   .807        $   .745             $   .206
 Expenses .............................         .223            .182            .150            .170                 .034
                                            --------        --------        --------        --------             --------
 Investment income--net ...............         .685            .665            .657            .575                 .172
 Net realized and unrealized gain
 on investments .......................       12.407          12.429           6.755           8.565                 .099
                                            --------        --------        --------        --------             --------
 Net increase in
  Accumulation Unit Value .............       13.092          13.094           7.412           9.140                 .271
 Accumulation Unit Value:
  Beginning of period .................       54.917          41.823          34.411          25.271               25.000
                                            --------        --------        --------        --------             --------
  End of period .......................     $ 68.009        $ 54.917        $ 41.823        $ 34.411             $ 25.271
                                            ========        ========        ========        ========             ========

Total return ..........................        23.84%          31.31%          21.54%          36.17%                1.08%
Ratios to Average Net Assets:
 Expenses (2) .........................         0.37%           0.37%           0.40%           0.55%                0.13%
 Investment income--net ...............         1.14%           1.36%           1.74%           1.87%                0.68%
Portfolio turnover rate ...............        45.93%           2.39%           4.55%           0.98%                0.04%
Thousands of Accumulation Units
 outstanding at end of period .........       11,145           9,901           6,768           2,605                1,171

(1) The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).


NOTE 6--ACCUMULATION UNITS
Changes in the number of Accumulation Units outstanding were as follows:

8

                                                          Years Ended December 31,
                                                       ------------------------------
                                                             1998            1997
                                                       ---------------   ------------
Accumulation Units:
 Credited for premiums .............................       2,250,490      3,195,114
 Cancelled for transfers and disbursements .........      (1,006,137)       (61,762)
 Outstanding:
  Beginning of year ................................       9,901,048      6,767,696
                                                          ----------      ---------
  End of year ......................................      11,145,401      9,901,048
                                                          ==========      =========

TIAA SEPARATE ACCOUNT VA-1
STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY
                                     (000)


                                                        VALUE             %
                                                       --------        -------
BONDS
CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS              $      2          0.00%
                                                       --------        ------
 TOTAL CORPORATE BONDS
  (Cost $3) ..................................                2          0.00
                                                       --------        ------
 TOTAL BONDS
  (Cost $3) ..................................                2          0.00
                                                       --------        ------
PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES .......               16          0.00
  INSTRUMENTS AND RELATED PRODUCTS ...........                0          0.00
  INSURANCE CARRIERS .........................               30          0.00
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................              118          0.02
                                                       --------        ------
 TOTAL PREFERRED STOCK
  (Cost $150) ................................              164          0.02
                                                       --------        ------
COMMON STOCK
  AGRICULTURAL PRODUCTION--CROPS .............              167          0.02
  AGRICULTURAL SERVICES ......................               27          0.00
  AMUSEMENT AND RECREATION SERVICES ..........              604          0.08
  APPAREL AND ACCESSORY STORES ...............            4,237          0.56
  APPAREL AND OTHER TEXTILE PRODUCTS .........              967          0.13
  AUTO REPAIR, SERVICES AND PARKING ..........              487          0.06
  AUTOMOTIVE DEALERS AND SERVICE STATIONS                   547          0.07
  BUILDING MATERIALS AND GARDEN SUPPLIES .....            8,005          1.06
  BUSINESS SERVICES ..........................           54,605          7.20
  CHEMICALS AND ALLIED PRODUCTS ..............           98,730         13.02
  COAL MINING ................................               14          0.00
  COMMUNICATIONS .............................           81,710         10.78
  DEPOSITORY INSTITUTIONS ....................           63,472          8.37
  EATING AND DRINKING PLACES .................            6,565          0.87
  EDUCATIONAL SERVICES .......................              351          0.05
  ELECTRIC, GAS, AND SANITARY SERVICES .......           32,377          4.27
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT                58,357          7.70
  ENGINEERING AND MANAGEMENT SERVICES ........            1,776          0.23
  FABRICATED METAL PRODUCTS ..................            6,763          0.89
  FOOD AND KINDRED PRODUCTS ..................           30,807          4.06
  FOOD STORES ................................            5,375          0.71
  FORESTRY ...................................                5          0.00
  FURNITURE AND FIXTURES .....................            1,065          0.14
  FURNITURE AND HOMEFURNISHINGS STORES .......            2,004          0.26
  GENERAL BUILDING CONTRACTORS ...............              707          0.09
  GENERAL MERCHANDISE STORES .................           16,782          2.21
  HEALTH SERVICES ............................            4,384          0.58
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........              183          0.02
  HOLDING AND OTHER INVESTMENT OFFICES .......            8,130          1.07
  HOTELS AND OTHER LODGING PLACES ............            1,203          0.16
  INDUSTRIAL MACHINERY AND EQUIPMENT .........           56,355          7.43

                                                        VALUE             %
                                                       --------        -------
  INSTRUMENTS AND RELATED PRODUCTS ...........         $ 16,029          2.11%
  INSURANCE AGENTS, BROKERS AND SERVICE ......              741          0.10
  INSURANCE CARRIERS .........................           37,125          4.90
  LEATHER AND LEATHER PRODUCTS ...............               46          0.01
  LEGAL SERVICES .............................                7          0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT                     63          0.01
  LUMBER AND WOOD PRODUCTS ...................            1,283          0.17
  METAL MINING ...............................              937          0.12
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................              533          0.07
  MISCELLANEOUS RETAIL .......................            7,867          1.04
  MOTION PICTURES ............................            4,704          0.62
  NONDEPOSITORY INSTITUTIONS .................           17,266          2.28
  NONMETALLIC MINERALS, EXCEPT FUELS .........              357          0.05
  OIL AND GAS EXTRACTION .....................            3,968          0.53
  PAPER AND ALLIED PRODUCTS ..................            6,819          0.90
  PERSONAL SERVICES ..........................            1,713          0.23
  PETROLEUM AND COAL PRODUCTS ................           31,599          4.17
  PRIMARY METAL INDUSTRIES ...................            2,655          0.35
  PRINTING AND PUBLISHING ....................           11,052          1.46
  RAILROAD TRANSPORTATION ....................            3,344          0.44
  REAL ESTATE ................................              231          0.03
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            4,068          0.54
  SECURITY AND COMMODITY BROKERS .............            7,919          1.05
  SOCIAL SERVICES ............................               24          0.00
  SPECIAL TRADE CONTRACTORS ..................               88          0.01
  STONE, CLAY, AND GLASS PRODUCTS ............              993          0.13
  TEXTILE MILL PRODUCTS ......................              541          0.07
  TOBACCO PRODUCTS ...........................            9,357          1.23
  TRANSPORTATION BY AIR ......................            3,991          0.53
  TRANSPORTATION EQUIPMENT ...................           23,046          3.04
  TRANSPORTATION SERVICES ....................              948          0.13
  TRUCKING AND WAREHOUSING ...................              661          0.09
  WATER TRANSPORTATION .......................              417          0.06
  WHOLESALE TRADE-DURABLE GOODS ..............            1,557          0.21
  WHOLESALE TRADE-NONDURABLE GOODS ...........            4,882          0.65
                                                       --------        ------
 TOTAL COMMON STOCK
  (Cost $511,548) ............................          753,592         99.42
                                                       --------        ------
 SHORT TERM INVESTMENT
  U.S. GOVERNMENT AGENCY .....................            2,399          0.32
                                                       --------        ------
 TOTAL SHORT TERM INVESTMENT
  (Cost $2,399) ..............................            2,399          0.32
                                                       --------        ------
 TOTAL PORTFOLIO
  (Cost $514,100) ............................          756,157         99.76
 OTHER ASSETS & LIABILITIES, NET .............            1,825          0.24
                                                       --------        ------
 NET ASSETS ..................................         $757,982        100.00%
                                                       ========        ======


                       See notes to financial statements.

TIAA SEPARATE ACCOUNT VA-1
STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
DECEMBER 31, 1998

                                                                             VALUE
PRINCIPAL                                                                    (000)
---------                                                                   -------
BONDS--0.00%
CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
    $ 1,950       o UGLY DUCKLING CORP (SUB DEB)
                    12.000%, 10/23/03 ..............................      $      2
                                                                          --------
                    TOTAL CORPORATE BONDS
                    (Cost $3) ......................................             2
                                                                          --------
                    TOTAL BONDS
                    (Cost $3) ......................................             2
                                                                          --------
SHARES
------
PREFERRED STOCK--0.02%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
        445         APARTMENT INVESTMENT & MANAGEMENT CO
                    SERIES E .......................................            16
                                                                          --------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
      3,500       o FRESENIUS MEDICAL CARE (CLASS D) ...............             0
                                                                          --------
 INSURANCE CARRIERS--0.00%
        389         AETNA, INC SERIES C ............................            30
                                                                          --------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.02%
      2,280         SEALED AIR CORP (CLASS A) ......................           118
                                                                          --------
                    TOTAL PREFERRED STOCK
                    (Cost $150) ....................................           164
                                                                          --------
COMMON STOCK--99.42%
 AGRICULTURAL PRODUCTION--CROPS--0.02%
      6,200         PIONEER-HI-BRED INTERNATIONAL, INC .............           167
                                                                          --------
 AGRICULTURAL SERVICES--0.00%
      3,600       o CADIZ, INC .....................................            27
                                                                          --------
 AMUSEMENT AND RECREATION SERVICES--0.08%
      1,200       o AMERICAN SKIING CO .............................             9
      7,200       o AMF BOWLING, INC ...............................            37
      1,200       o ANCHOR GAMING CO ...............................            68
        700       o BALLY TOTAL FITNESS HOLDINGS CORP ..............            17
      3,000       o BOYD GAMING CORP ...............................            10
      1,100         CHURCHILL DOWNS, INC ...........................            36
        900       o FAMILY GOLF CENTERS, INC .......................            18
      2,800       o FLORIDA PANTHERS HOLDINGS, INC .................            26
      6,500       o GRAND CASINOS, INC .............................            52
     16,100       o HARRAH'S ENTERTAINMENT, INC ....................           253
      1,300       o HOLLYWOOD PARK, INC ............................            11
        100       o INTERNATIONAL SPEEDWAY CORP (CLASS A ) .........             4
         50       o PLAYERS INTERNATIONAL, INC .....................             0
        600       o RIO HOTEL & CASINO, INC ........................            10
        900       o SPEEDWAY MOTORSPORTS, INC ......................            26
        900       o WESTWOOD ONE, INC ..............................            27
                                                                            ------
                                                                               604
                                                                            ------
 APPAREL AND ACCESSORY STORES--0.56%
      8,482       o ABERCROMBIE & FITCH CO (CLASS A) ...............           600
      2,100       o AMERICAN EAGLE OUTFITTERS, INC .................           140
      3,000       o ANN TAYLOR STORES CORP .........................           118
        600       o BUCKLE, INC ....................................            14
         20         BURLINGTON COAT FACTORY WAREHOUSE CORP .........             0
      2,800         CATO CORP (CLASS A) ............................            28
      2,100       o CHILDRENS PLACE RETAIL STORES ..................            53
      1,000       o FINISH LINE, INC (CLASS A) .....................             8
     36,475         GAP, INC .......................................         2,052
      2,000       o GYMBOREE CORP ..................................            13
        250       o JUST FOR FEET, INC .............................             4
         50       o MENS WAREHOUSE, INC ............................             2
      7,900         ROSS STORES, INC ...............................           311

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      1,600       o STEIN MART, INC ................................        $   11
     29,100         TJX COS, INC ...................................           844
      1,300       o WET SEAL, INC (CLASS A) ........................            39
                                                                            ------
                                                                             4,237
                                                                          --------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
        600         AUTHENTIC FITNESS CORP .........................            11
      2,200       o DONNA KARAN INTERNATIONAL, INC .................            17
     10,000       o FRUIT OF THE LOOM, INC (CLASS A) ...............           138
      4,400       o HARTMARX CORP ..................................            25
     14,400       o JONES APPAREL GROUP, INC .......................           318
      3,500         KELLWOOD CO ....................................            88
      4,800       o NAUTICA ENTERPRISES, INC .......................            72
      1,700         PHILLIPS VAN HEUSEN CORP .......................            12
        400         PILLOWTEX CORP .................................            11
      1,700       o QUIKSILVER, INC ................................            51
        300         VF CORP ........................................            14
      8,300         WARNACO GROUP, INC (CLASS A) ...................           210
                                                                            ------
                                                                               967
                                                                            ------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
      4,600       o AVIS RENT A CAR, INC ...........................           111
         50         CENTRAL PARKING CORP ...........................             2
      1,400       o DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ...........            18
        200         HERTZ CORP (CLASS A) ...........................             9
      2,633         MIDAS, INC .....................................            82
      8,250         ROLLINS TRUCK LEASING CORP .....................           122
      5,500         RYDER SYSTEM, INC ..............................           143
                                                                            ------
                                                                               487
                                                                            ------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.07%
     12,000       o AUTOZONE, INC ..................................           395
        900       o COPART, INC ....................................            29
      3,100       o CSK AUTO CORP ..................................            83
        800       o DISCOUNT AUTO PARTS, INC .......................            18
        500       o GROUP 1 AUTOMOTIVE, INC ........................            13
        900       o WEST MARINE, INC ...............................             9
                                                                            ------
                                                                               547
                                                                            ------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.06%
      3,800       o EAGLE HARDWARE & GARDEN, INC ...................           124
    105,300         HOME DEPOT, INC ................................         6,443
     28,100         LOWES COS, INC .................................         1,438
                                                                            ------
                                                                             8,005
                                                                            ------
 BUSINESS SERVICES--7.20%
      1,100         AARON RENTS, INC ...............................            17
      1,000       o ABACUS DIRECT CORP .............................            46
        600       o ABR INFORMATION SERVICES, INC ..................            12
      6,900       o ACCLAIM ENTERTAINMENT, INC .....................            85
        600       o ACKERLEY GROUP, INC ............................            11
      9,633       o ACNEILSEN CORP .................................           272
      5,060       o ACXIOM CORP ....................................           157
     10,700         ADOBE SYSTEMS, INC .............................           500
      3,600       o ADVO, INC ......................................            95
      4,400       o AFFILIATED COMPUTER SERVICES, INC (CLASS A) ....           198
      2,400       o ALTERNATIVE RESOURCES CORP .....................            26
     33,400         AMERICA ONLINE, INC ............................         5,344
      7,150       o AMERICAN MANAGEMENT SYSTEMS, INC ...............           286
        400         ANALYSTS INTERNATIONAL CORP ....................             8
        600       o ANSWERTHINK CONSULTING GROUP ...................            16
      1,000       o APAC TELESERVICES, INC .........................             4
      8,880       o ASCEND COMMUNICATIONS, INC .....................           584
      1,700       o ASPECT DEVELOPMENT, INC ........................            75
      6,800         AUTODESK, INC ..................................           290

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 BUSINESS SERVICES--(Continued)
     15,800         AUTOMATIC DATA PROCESSING, INC .................        $1,267
      4,700       o AVANT CORP .....................................            75
        600       o AXENT TECHNOLOGIES, INC ........................            18
      1,220       o AZTEC TECHNOLOGY PARTNERS, INC .................             4
        100       o BARRA, INC .....................................             2
      6,900       o BMC SOFTWARE, INC ..............................           307
        800       o BORG-WARNER SECURITY CORP ......................            15
         40       o BRC HOLDINGS, INC ..............................             1
      6,300       o BUILDING ONE SERVICE ...........................           132
      1,300       o CADENCE DESIGN SYSTEMS, INC ....................            39
        500       o CAMBRIDGE TECHNOLOGY PARTNERS, INC .............            11
      1,700       o CARIBINER INTERNATIONAL, INC ...................            16
        300       o CATALINA MARKETING CORP ........................            21
        200       o CENTURY BUSINESS SERVICES, INC .................             3
      3,000       o CERIDIAN CORP ..................................           209
      4,300       o CERNER CORP ....................................           115
      2,900       o CHECKFREE HOLDINGS CORP ........................            68
      1,300         CHEMED CORP ....................................            44
      2,400       o CHOICEPOINT, INC ...............................           155
        500       o CIBER, INC .....................................            14
        100       o CITRIX SYSTEMS, INC ............................            10
      1,800       o CMGI, INC ......................................           192
      1,000       o COMDISCO, INC ..................................            17
     36,800         COMPUTER ASSOCIATES INTERNATIONAL, INC .........         1,569
      4,850       o COMPUTER HORIZONS CORP .........................           129
      6,096       o COMPUTER SCIENCES CORP .........................           393
      2,200         COMPUTER TASK GROUP, INC .......................            60
     15,800       o COMPUWARE CORP .................................         1,234
      1,800       o CONCORD COMMUNICATIONS, INC ....................           102
      1,800       o COTELLIGENT, INC ...............................            38
      4,300       o CSG SYSTEMS INTERNATIONAL, INC .................           340
      5,860       o CYBERGUARD CORP ................................            12
        800       o DATA DIMENSIONS, INC ...........................             7
        400       o DATA PROCESSING RESOURCES CORP .................            12
      1,000       o DATASTREAM SYSTEMS, INC ........................            12
        500       o DBT ONLINE, INC ................................            12
      2,000       o DOCUMENTUM, INC ................................           107
      2,200       o DOUBLECLICK, INC ...............................           100
        186       o DST SYSTEMS, INC ...............................            11
     26,600         ELECTRONIC DATA SYSTEMS CORP ...................         1,337
      8,500       o ELECTRONICS FOR IMAGING, INC ...................           342
      5,500       o EMPLOYEE SOLUTIONS, INC ........................            14
      1,200       o ENGINEERING ANIMATION, INC .....................            65
        300       o ENVOY CORP .....................................            17
      9,300         EQUIFAX, INC ...................................           318
        300       o EXCITE, INC ....................................            13
        700       o FACTSET RESEARCH SYSTEMS, INC ..................            43
      1,500         FAIR ISSAC & CO, INC ...........................            69
      1,100       o FILENET CORP ...................................            13
     42,506         FIRST DATA CORP ................................         1,347
         50       o FISERV, INC ....................................             3
        500       o FORE SYSTEMS, INC ..............................             9
      3,460       o FORTE SOFTWARE, INC ............................            20
      1,000       o GENESYS TELECOMMUNICATIONS LABORATORIES, INC ...            22
      1,400       o GEOTEL COMMUNICATIONS CORP .....................            52
        800         GERBER SCIENTIFIC, INC .........................            19
      1,100       o GETTY IMAGES, INC ..............................            19
      2,200       o GT INTERACTIVE SOFTWARE CORP ...................            11
     43,225         HBO & CO .......................................         1,240
      2,000       o HEALTH MANAGEMENT SYSTEMS, INC .................            16
      2,200       o HNC SOFTWARE ...................................            89
         30       o HYPERION SOLUTIONS CORP ........................             1
      5,930       o IMATION CORP ...................................           104
      1,900       o IMRGLOBAL CORP .................................            56


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      8,000         IMS HEALTH, INC ................................      $    604
      2,700       o INDUS INTERNATIONAL, INC .......................            19
      2,000       o INDUSTRI-MATEMATIK INTERNATIONAL CORP ..........            10
     25,200       o INFORMIX CORP ..................................           249
      1,100       o INFOUSA, INC (CLASS A) .........................             5
      1,500       o INFOUSA, INC (CLASS B) .........................             8
      1,500       o INPRISE CORP ...................................             8
        450       o INSPIRE INSURANCE SOLUTIONS, INC ...............             8
      3,000       o INTERGRAPH CORP ................................            17
      3,100       o INTERNATIONAL NETWORK SERVICES .................           206
      1,900       o INTERNATIONAL TELECOMMUNICATIONS ...............            28
      2,100         INTERPOOL, INC .................................            35
      4,502         INTERPUBLIC GROUP OF COS, INC ..................           359
      6,200       o J.D. EDWARDS & CO ..............................           176
        200         JACK HENRY & ASSOCIATES, INC ...................            10
      1,200       o JDA SOFTWARE GROUP, INC ........................           12
      7,300       o KEANE, INC .....................................           292
      2,300         KELLY SERVICES, INC (CLASS A) ..................            73
      1,600       o LABOR READY, INC ...............................            32
        150       o LAMAR ADVERTISING CO (CLASS A) .................             6
     10,180       o LEARNING CO, INC ...............................           264
        900       o LEASING SOLUTIONS, INC .........................             4
      3,400       o MACROMEDIA, INC ................................           115
     13,300         MANPOWER, INC ..................................           335
      1,000       o MANUGISTICS GROUP, INC .........................            13
      2,200       o MAPICS, INC ....................................            36
      1,800       o MASTECH CORP ...................................            52
        700         MCGRATH RENTCORP ...............................            15
      3,800       o MEDQUIST, INC ..................................           150
      9,300       o MENTOR GRAPHICS CORP ...........................            79
      1,900       o MERCURY INTERACTIVE CORP .......................           120
      4,750       o METAMOR WORLDWIDE, INC .........................           119
        800       o METRO INFORMATION SERVICES, INC ................            24
        660       o MICRO FOCUS GROUP PLC ADR ......................             6
      1,100       o MICROMUSE, INC .................................            21
    120,529       o MICROSOFT CORP .................................        16,716
        300       o MINDSPRING ENTERPRISES, INC ....................            18
        883       o MODIS PROFESSIONAL SERVICES ....................            13
      1,300         NATIONAL DATA CORP .............................            63
        700       o NCO GROUP, INC .................................            32
      7,300       o NETMANAGE, INC .................................            13
         13       o NETSCAPE COMMUNICATIONS CORP ...................             1
      2,200       o NETWORK APPLIANCE, INC .........................            99
        500       o NETWORK SOLUTIONS, INC (CLASS A) ...............            65
      3,199       o NETWORKS ASSOCIATES, INC .......................           212
      9,200         NIELSEN MEDIA RESEARCH .........................           166
        600         NORRELL CORP ...................................             9
        100       o NOVA CORP (GEORGIA) ............................             3
      4,200       o NOVACARE EMPLOYEE SERVICES, INC ................            23
     37,900       o NOVELL, INC ....................................           687
      1,600       o OBJECTIVE SYSTEMS INTEGRATORS, INC .............             7
      9,814         OLSTEN CORP ....................................            72
     11,000         OMNICOM GROUP, INC .............................           638
        500       o ON ASSIGNMENT, INC .............................            17
     59,275       o ORACLE CORP ....................................         2,556
     32,210       o PARAMETRIC TECHNOLOGY CORP .....................           523
     17,300         PAYCHEX, INC ...................................           890
      2,600       o PAYMENTECH, INC ................................            48
      1,700       o PEGASUS SYSTEMS, INC ...........................            61
        700       o PEGASYSTEMS, INC ...............................             3
        200       o PEOPLESOFT, INC ................................             4
        400       o PEREGRINE SYSTEMS, INC .........................            19
      2,600       o PERSONNEL GROUP OF AMERICA, INC ................            46
      4,200       o PHYSICIAN COMPUTER NETWORK, INC ................             0
     13,000    (#)o PLATINUM TECHNOLOGY, INC .......................           249
      6,000       o POLICY MANAGEMENT SYSTEMS CORP .................           303

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 BUSINESS SERVICES--(Continued)
      2,750       o PROGRESS SOFTWARE CORP ..........................     $     93
        900       o PROJECT SOFTWARE & DEVELOPMENT, INC ............            30
        800       o QRS CORP .......................................            38
      2,200       o QUADRAMED CORP .................................            45
      8,383       o RATIONAL SOFTWARE CORP .........................           222
        100       o REALNETWORKS, INC ..............................             4
      1,300       o REMEDY CORP ....................................            18
      2,700       o RENT WAY, INC ..................................            66
      1,900       o RENTERS CHOICE, INC ............................            60
     14,700       o ROBERT HALF INTERNATIONAL, INC .................           657
      2,000         ROLLINS, INC ...................................            35
      5,100       o ROMAC INTERNATIONAL, INC .......................           113
      4,400       o SABRE GROUP HOLDINGS, INC ......................           196
      2,000       o SAFETY-KLEEN CORP ..............................            28
        200       o SAPIENT CORP ...................................            11
      2,100         SEI INVESTMENT CO ..............................           209
      1,100         SHARED MEDICAL SYSTEMS CORP ....................            55
      9,292       o SIEBEL SYSTEMS, INC ............................           315
      4,700       o SITEL CORP .....................................            11
      7,700       o SNYDER COMMUNICATIONS, INC .....................           260
        700       o SOFTWARE AG. SYSTEMS, INC ......................            13
      2,300       o STAFFMARK, INC .................................            51
     10,800       o STERLING SOFTWARE, INC .........................           292
      5,100       o STRUCTURAL DYNAMICS RESEARCH CORP ..............           101
     21,200       o SUN MICROSYSTEMS, INC ..........................         1,815
      7,500       o SYBASE, INC ....................................            56
      2,600       o SYKES ENTERPRISES, INC .........................            79
        800       o SYNTEL, INC ....................................             9
      4,500       o SYSTEMSOFT CORP ................................             1
      3,000       o TCSI CORP ......................................             6
         75       o TECHNOLOGY SOLUTIONS CO ........................             1
      2,000       o TELETECH HOLDINGS, INC .........................            21
      2,000       o TMP WORLDWIDE, INC .............................            84
      6,000         TRUE NORTH COMMUNICATIONS, INC .................           161
      4,570       o UNITED RENTALS, INC ............................           151
     10,000       o USWEB CORP .....................................           264
      6,000       o VALASSIS COMMUNICATIONS, INC ...................           310
        800       o VANSTAR CORP ...................................             7
      4,300       o VANTIVE CORP ...................................            34
        500       o VERISIGN, INC ..................................            30
         75       o VERITAS SOFTWARE CORP ..........................             4
      1,200       o VIASOFT, INC ...................................             8
      1,300       o VINCAM GROUP, INC ..............................            23
        300       o VOLT INFORMATION SCIENCES, INC .................             7
      3,800       o WANG LABORATORIES, INC .........................           105
      2,500       o WEST TELESERVICES CORP .........................            24
      1,150       o WIND RIVER SYSTEMS, INC ........................            54
      4,800       o YAHOO, INC .....................................         1,137
      2,700       o YOUNG & RUBICAM, INC ...........................            87
                                                                            ------
                                                                            54,605
                                                                            ------
 CHEMICALS AND ALLIED PRODUCTS--13.02%
    108,900         ABBOTT LABORATORIES CO .........................         5,336
      3,400       o ADVANCED TISSUE SCIENCE CO .....................             9
     25,100         AIR PRODUCTS & CHEMICALS, INC ..................         1,004
      2,500         ALBEMARLE CORP .................................            59
      5,700         ALBERTO CULVER CO (CLASS B) ....................           152
        995       o ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A) .             9
      6,900         ALLERGAN, INC ..................................           447
      2,300       o ALLIANCE PHARMACEUTICAL CORP ...................             8
      2,400         ALPHARMA, INC (CLASS A) ........................            85
     81,700         AMERICAN HOME PRODUCTS CORP ....................         4,601
     20,720       o AMGEN, INC .....................................         2,167
     10,200       o AMYLIN PHARMACEUTICALS, INC ....................             5
      1,200       o APHTON CORP ....................................            15
        100       o AVIRON, INC ....................................             3

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      8,300         AVON PRODUCTS, INC .............................      $    367
      2,100       o AXYS PHARMACEUTICALS, INC ......................            12
      1,400       o BARR LABORATORIES, INC .........................            67
      2,000       o BIO-TECHNOLOGY GENERAL CORP ....................            14
      9,400       o BIOGEN, INC ....................................           780
      1,300         BLOCK DRUG, INC (CLASS A) ......................            56
     65,700         BRISTOL MYERS SQUIBB CO ........................         8,791
        400         CAMBREX CORP ...................................            10
      1,300       o CARBIDE/GRAPHITE GROUP, INC ....................            19
      3,700         CARTER WALLACE, INC ............................            73
      1,000       o CELL GENESYS, INC ..............................             6
        300       o CENTOCOR, INC ..................................            14
      2,600       o CEPHALON, INC ..................................            23
      1,500       o CHATTEM, INC ...................................            72
        340       o CHIRON CORP ....................................             9
      6,200         CLOROX CO ......................................           724
     16,000         COLGATE PALMOLIVE CO ...........................         1,486
      4,600       o COLUMBIA LABORATORIES, INC .....................            14
        200       o COR THERAPEUTICS, INC ..........................             3
      1,500       o COULTER PHARMACEUTICAL, INC ....................            45
        800       o CREATIVE BIOMOLECULES, INC .....................             3
         60       o CRESCENDO PHARMACEUTICALS CORP .................             1
     12,300       o CROMPTON & KNOWLES CORP ........................           254
      3,100         DEXTER CORP ....................................            97
      1,700         DIAGNOSTIC PRODUCTS CORP .......................            53
        600         DIAL CORP ......................................            17
     10,900         DOW CHEMICAL CO ................................           991
     69,669         DU PONT (E.I.) DE NEMOURS & CO .................         3,697
      2,500         ECOLAB, INC ....................................            90
        500       o EMISPHERE TECHNOLOGIES, INC ....................             8
      6,150         FERRO CORP .....................................           160
      4,600       o FMC CORP .......................................           258
      1,500       o FUISZ TECHNOLOGIES LTD .........................            19
         11         FULLER (H.B.) CO ...............................             1
     11,900       o GENSIA SICOR, INC ..............................            54
        160       o GENZYME CORP (TISSUE REPAIR DIVISION) ..........             0
         86       o GENZYME-MOLECULAR ONCOLOGY .....................             0
      3,300         GEON CO ........................................            76
      4,300         GEORGIA GULF CORP ..............................            69
        200       o GILEAD SCIENCES, INC ...........................             8
     12,400       o GRACE W.R. & CO ................................           195
      2,400       o GUILFORD PHARMACEUTICALS, INC ..................            34
      7,550         HANNA (M.A.) CO ................................            93
     16,300         HERCULES, INC ..................................           446
      3,700       o HUMAN GENOME SCIENCES, INC .....................           132
         51         ICN PHARMACEUTICALS, INC .......................             1
      5,900       o ICOS CORP ......................................           176
      2,900       o IDEC PHARMACEUTICALS CORP ......................           136
      1,680         IMC GLOBAL, INC ................................            36
        666       o IMC GLOBAL, INC WTS 12/22/00 ...................             0
        700       o IMCLONE SYSTEMS, INC ...........................             6
      3,800       o IMMUNE RESPONSE CORP ...........................            41
      2,900       o IMMUNEX CORP ...................................           365
      2,100       o INTERNATIONAL SPECIALTY PRODUCTS, INC ..........            28
      3,000       o INTERNEURON PHARMACEUTICALS, INC ...............            10
      4,000       o ISIS PHARMACEUTICALS, INC ......................            52
     16,000       o IVAX CORP ......................................           199
     88,302         JOHNSON & JOHNSON CO ...........................         7,406
        100         JONES PHARMACEUTICAL, INC ......................             4
      2,200       o KV PHARMACEUTICAL CO (CLASS B) .................            46
      5,900         LAUDER (ESTEE) CO (CLASS A) ....................           504
      3,400         LAWTER INTERNATIONAL, INC ......................            40
      1,500         LEARONAL, INC ..................................            51
     63,292         LILLY (ELI) & CO ...............................         5,625
      3,700         LILLY INDUSTRIES, INC (CLASS A) ................            74
      6,400       o LIPOSOME CO, INC ...............................            99

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 CHEMICALS AND ALLIED PRODUCTS--(Continued)
      9,200         LUBRIZOL CORP ..................................      $    236
        800       o MACROCHEM CORP (DELAWARE) ......................             7
     12,000         MALLINCKRODT, INC ..............................           370
      5,300       o MATRIX PHARMACEUTICALS, INC ....................            14
        700       o MCWHORTER TECHNOLOGIES, INC ....................            16
      3,100       o MEDICIS PHARMACEUTICAL CORP (CLASS A) ..........           185
      3,900       o MEDIMMUNE, INC .................................           388
     77,700         MERCK & CO, INC ................................        11,475
     13,100         MILLENNIUM CHEMICAL, INC .......................           260
      2,500       o MILLENNIUM PHARMACEUTICALS, INC ................            65
        500         MINERALS TECHNOLOGIES, INC .....................            20
      1,400       o MIRAVANT MEDICAL TECHNOLOGY ....................            18
      3,100         MISSISSIPPI CHEMICAL CORP ......................            43
     33,800         MONSANTO CO ....................................         1,606
     20,100         MORTON INTERNATIONAL, INC ......................           492
     21,300         MYLAN LABORATORIES, INC ........................           671
      1,800       o NABI, INC ......................................             5
      6,700         NALCO CHEMICAL CORP ............................           208
      2,800         NATURES SUNSHINE PRODUCTS, INC .................            43
      1,000       o NEOPROBE CORP ..................................             1
      1,700       o NEUROGEN CORP ..................................            30
      3,400       o NEXSTAR PHARMACEUTICALS, INC ...................            31
        875       o OCTEL CORP .....................................            12
      7,600         OLIN CORP ......................................           215
         25       o ORGANOGENESIS, INC .............................             0
      9,100       o PERRIGO CO .....................................            80
     84,500         PFIZER, INC ....................................        10,599
     27,680         PHARMACIA & UPJOHN, INC ........................         1,567
      1,100       o PHARMACYCLICS, INC .............................            28
     11,800         PPG INDUSTRIES, INC ............................           687
     22,000         PRAXAIR, INC ...................................           776
     93,400         PROCTER & GAMBLE CO ............................         8,529
      3,100       o PROTEIN DESIGN LABORATORIES, INC ...............            72
      2,200       o REGENERON PHARMACEUTICALS, INC .................            16
      1,100       o REVLON, INC (CLASS A) ..........................            18
      4,400       o ROBERTS PHARMACEUTICAL CORP ....................            96
     18,700         ROHM & HAAS CO .................................           563
         31         RPM, INC .......................................             0
    100,000         SCHERING-PLOUGH CORP ...........................         5,525
      5,800         SCHULMAN (A.), INC .............................           132
        700       o SEQUUS PHARMACEUTICALS, INC ....................            14
      8,500         SHERWIN-WILLIAMS CO ............................           250
      7,400         SIGMA ALDRICH CORP .............................           217
      1,100         STEPAN CO ......................................            29
        400       o SUGEN, INC .....................................             6
        500       o TECHNE CORP ....................................            11
      4,200       o THERAGENICS CORP ...............................            71
      1,200       o THERMOLASE CORP ................................             5
      2,800       o TRIANGLE PHARMACEUTICALS, INC ..................            38
        600       o TWINLAB CORP ...................................             8
      1,500       o U.S. BIOSCIENCE, INC ...........................            11
        600       o U.S.A. DETERGENTS, INC .........................             4
        400         UNION CARBIDE CORP .............................            17
      2,000       o VICAL, INC .....................................            28
     58,800         WARNER-LAMBERT CO ..............................         4,421
      4,700       o WATSON PHARMACEUTICALS, INC ....................           296
        600         WELLMAN, INC ...................................             6
      6,000       o ZILA, INC ......................................            59
                                                                            ------
                                                                            98,730
                                                                            ------
 COAL MINING--0.00%
        800         ARCH COAL, INC .................................            14
                                                                            ------
 COMMUNICATIONS--10.78%
        700       o ENTERTAINMENT, INC .............................             5
      3,100       o ADELPHIA COMMUNICATIONS CORP (CLASS A) .........           142
     38,000       o AIRTOUCH COMMUNICATIONS, INC ...................         2,741


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
        100       o ALCATEL S.A. ADR ...............................      $      2
      5,400         ALIANT COMMUNICATIONS, INC .....................           221
     17,546         ALLTEL CORP ....................................         1,049
     71,000         AMERITECH CORP .................................         4,500
      4,600       o ARCH COMMUNICATIONS GROUP, INC .................             7
      4,922       o ASCENT ENTERTAINMENT GROUP, INC ................            36
      1,200       o ASSOCIATED GROUP, INC (CLASS A) ................            52
    123,071         AT & T CORP ....................................         9,261
    111,210         BELL ATLANTIC CORP .............................         5,894
    140,000         BELLSOUTH CORP .................................         6,983
     14,700       o CABLEVISION SYSTEMS CORP (CLASS A) .............           738
      5,200       o CAPSTAR BROADCASTING CORP (CLASS A) ............           119
     45,106         CBS CORP .......................................         1,477
      2,300       o CD RADIO, INC ..................................            79
        150       o CELLULAR COMMUNICATIONS INTERNATIONAL , INC ....            10
      1,100       o CELLULAR COMMUNICATIONS OF PUERTO RICO .........            20
      2,500       o CENTENNIAL CELLULAR CORP (CLASS A) .............           103
        300       o CENTURY COMMUNICATIONS CORP (CLASS A) ..........            10
      4,050         CENTURY TELEPHONE ENTERPRISES, INC .............           273
         48       o CHRIS CRAFT INDUSTRIES, INC ....................             2
     17,900         CINCINNATI BELL, INC ...........................           677
      5,240       o CLEAR CHANNEL COMMUNICATIONS, INC ..............           286
     25,389         COMCAST CORP (CLASS A) SPECIAL .................         1,490
        200         COMSAT CORP SERIES 1 ..........................              7
      1,400       o COX RADIO, INC (CLASS A) .......................            59
      1,200       o EMMIS COMMUNICATIONS (CLASS A) .................            52
      2,100       o EXODUS COMMUNICATIONS, INC .....................           135
        600         FRONTIER CORP ..................................            20
        154         GAYLORD ENTERTAINMENT CO .......................             5
      5,900       o GENERAL COMMUNICATION (CLASS A) ................            24
        200       o GLOBAL TELESYSTEMS GROUP, INC ..................            11
     70,600         GTE CORP .......................................         4,589
      9,100       o HEARST-ARGYLE TELEVISION, INC ..................           300
      6,400       o HEFTEL BROADCASTING CORP (CLASS A) .............           315
      3,300       o HIGHWAYMASTER COMMUNICATIONS, INC ..............             4
      7,400       o ICG COMMUNICATIONS, INC ........................           159
      1,800       o IDT CORP .......................................            28
        200       o IXC COMMUNICATIONS, INC ........................             7
      1,400       o JACOR COMMUNICATIONS, INC WTS 09/18/01 .........            11
      2,000       o JONES INTERCABLE, INC (CLASS A) ................            71
      2,550       o LEAP WIRELESS INTERNATIONAL, INC ...............            18
     28,000       o LEVEL 3 COMMUNICATIONS, INC ....................         1,208
     14,100       o LIBERTY MEDIA GROUP (CLASS A) ..................           649
     85,482         LUCENT TECHNOLOGIES, INC .......................         9,403
    118,983       o MCI WORLDCOM, INC ..............................         8,537
      2,300       o MCLEODUSA, INC (CLASS A) .......................            72
     32,700       o MEDIA ONE GROUP, INC ...........................         1,537
      1,500       o METROCALL, INC .................................             7
      8,700       o NEXTLINK COMMUNICATIONS, INC ...................           247
      1,000         NORTH PITTSBURGH SYSTEMS, INC ..................            13
      6,800       o NTL, INC .......................................           384
      5,000       o PAGEMART WIRELESS, INC (CLASS A) ...............            28
     13,900       o PAGING NETWORK, INC ............................            65
         69       o PANAMSAT CORP ..................................             3
        700       o PEGASUS COMMUNICATIONS CORP ....................            18
      1,000       o POWERTEL, INC ..................................            14
      5,600       o PREMIERE TECHNOLOGIES, INC .....................            41
        323       o QWEST COMMUNICATIONS INTERNATIONAL , INC .......            16
      1,000       o RCN CORP .......................................            18
    130,196         SBC COMMUNICATIONS, INC ........................         6,982
      9,400       o SKYTEL COMMUNICATIONS, INC .....................           208
      2,400       o SMARTALK TELESERVICES, INC .....................             6
     18,600         SPRINT CORP (FON GROUP) ........................         1,565
     28,950       o SPRINT CORP (PCS GROUP) ........................           669
      3,000         TCA CABLE TV, INC ..............................           107
     12,380       o TCI SATELLITE ENTERTAINMENT (CLASS A) ..........            18

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 COMMUNICATIONS--(Continued)
     28,766       o TELE-COMMUNICATIONS, INC (CLASS A) .............      $  1,591
     42,468       o TELECOM-TCI VENTURES GROUP (CLASS A) ...........         1,001
      4,602       o TELEGLOBE, INC (U.S.A.) ........................           166
         78         TELEPHONE & DATA SYSTEMS, INC ..................             4
      5,800       o U.S. SATELLITE BROADCASTING, INC (CLASS A) .....            80
     39,711         U.S. WEST, INC .................................         2,566
      8,150       o U.S.A. NETWORKS, INC ...........................           270
      6,800       o UNITED INTERNATIONAL HOLDINGS, INC .............           131
        500         UNITED TELEVISION, INC .........................            58
      3,500       o UNIVISION COMMUNICATIONS, INC ..................           127
        600       o USN COMMUNICATIONS, INC ........................             0
      3,700       o VIACOM, INC (CLASS A) ..........................           272
     18,300       o VIACOM, INC (CLASS B) ..........................         1,354
     12,700       o WESTERN WIRELESS CORP (CLASS A) ................           279
        100       o YOUNG BROADCASTING, INC (CLASS A) ..............             4
                                                                            ------
                                                                            81,710
                                                                            ------
 DEPOSITORY INSTITUTIONS--8.37%
        500         ALABAMA NATIONAL BANCORP .......................            13
      6,675         AMSOUTH BANCORP ................................           305
      2,800         ANCHOR BANCORP WISCONSIN, INC ..................            67
     10,540         ASSOCIATED BANC-CORP ...........................           360
      8,845         ASTORIA FINANCIAL CORP .........................           405
      1,000         BANCFIRST OHIO CORP ............................            30
      7,500         BANCORPSOUTH, INC ..............................           135
      3,600         BANCWEST CORP ..................................           173
     41,900         BANK OF NEW YORK CO, INC .......................         1,686
     86,533         BANK ONE CORP ..................................         4,419
      4,700         BANK UNITED CORP (CLASS A) .....................           184
    110,895         BANKAMERICA CORP ...............................         6,668
        800         BANKATLANTIC BANCORP, INC (CLASS B) ............             6
     19,670         BANKBOSTON CORP ................................           766
      5,445         BANKERS TRUST CORP .............................           465
      2,500         BANKNORTH GROUP, INC ...........................            94
     15,448         BB&T CORP ......................................           623
        300       o BOK FINANCIAL CORP .............................            14
      1,900         BRENTON BANKS, INC .............................            32
        700         BROOKLINE BANCORP, INC .........................             8
        600         BSB BANCORP, INC ...............................            20
      1,500         BT FINANCIAL CORP ..............................            41
        800         CATHAY BANCORP, INC ............................            33
      3,200         CCB FINANCIAL CORP .............................           182
      1,500       o CENTENNIAL BANCORP .............................            28
        100         CENTURA BANKS, INC .............................             7
      8,422         CHARTER ONE FINANCIAL, INC .....................           234
     62,240         CHASE MANHATTAN CORP ...........................         4,236
        500         CHEMICAL FINANCIAL CORP ........................            17
      2,400         CHITTENDEN CORP ................................            77
        500         CITY HOLDINGS CO ...............................            16
      4,900         CITY NATIONAL CORP .............................           204
     15,500         COMERICA, INC ..................................         1,057
      3,238         COMMERCE BANCSHARES, INC .......................           138
         50         COMMERCIAL FEDERAL CORP ........................             1
        700         COMMUNITY BANK SYSTEM, INC .....................            21
      1,500         COMMUNITY FIRST BANKSHARES, INC ................            32
      1,400         COMMUNITY TRUST BANCORP, INC ...................            33
     11,600         COMPASS BANCSHARES, INC ........................           442
        362       o CONCORD EFS, INC ...............................            15
      1,100         CORUS BANKSHARES, INC ..........................            35
      2,461         CRESTAR FINANCIAL CORP .........................           177
      4,400         CULLEN FROST BANKERS, INC ......................           241
        700         D & N FINANCIAL CORP ...........................            17
     18,900         DIME BANCORP, INC ..............................           500
      2,000         DIME COMMUNITY BANCORP, INC ....................            41
      3,130         DOWNEY FINANCIAL CORP ..........................            80
      1,500         F & M BANCORP, INC (WISCONSIN) .................            45

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      1,000         F & M NATIONAL CORP ............................      $     30
      2,000         F.N.B. CORP ....................................            57
        600         FARMERS CAPITAL BANK CORP ......................            23
     12,250         FIFTH THIRD BANCORP ............................           874
     15,532         FIRST AMERICAN CORP ............................           689
      4,100         FIRST BANCORP (PUERTO RICO) ....................           124
      1,700         FIRST CHARTER CORP .............................            29
        500         FIRST COMMERCE BANCSHARES, INC .................            14
        101       o FIRST FINANCIAL BANCORP ........................             3
      1,500         FIRST INDIANA CORP .............................            30
        200         FIRST LIBERTY FINANCIAL CORP ...................             4
        300       o FIRST REPUBLIC BANK ............................             8
      3,200         FIRST SECURITY CORP ............................            75
        400         FIRST SENTINEL BANCORP, INC ....................             3
     16,000         FIRST TENNESSEE NATIONAL CORP ..................           609
     67,313         FIRST UNION CORP ...............................         4,093
        200         FIRST VIRGINIA BANKS, INC ......................             9
      1,900         FIRST WASHINGTON BANCORP, INC ..................            46
        300         FIRST WESTERN BANCORP, INC .....................            10
      9,440         FIRSTAR CORP ...................................           880
      2,200         FIRSTMERIT CORP ................................            59
        900         FLAGSTAR BANCORP, INC ..........................            24
     46,834         FLEET FINANCIAL GROUP, INC .....................         2,093
        300       o FRONTIER FINANCIAL CORP ........................            14
     10,527         FULTON FINANCIAL CORP ..........................           237
      1,600         GBC BANCORP ....................................            41
      3,400       o GOLDEN STATE BANCORP, INC WTS 01/01/01 .........            16
      3,800         GOLDEN WEST FINANCIAL CORP .....................           348
      1,500         GRAND PREMIER FINANCIAL, INC ...................            18
     13,100         GREENPOINT FINANCIAL CORP ......................           460
      1,200       o HAMILTON BANCORP, INC ..........................            32
      1,500         HANCOCK HOLDINGS CO ............................            68
      1,200         HARRIS FINANCIAL, INC ..........................            16
     25,822         HIBERNIA CORP (CLASS A) ........................           449
        800         HORIZON BANCORP, INC ...........................            27
      6,402         HUBCO, INC .....................................           193
     16,430         HUNTINGTON BANCSHARES, INC .....................           494
        600         INDEPENDENCE COMMUNITY BANK CORP ...............            10
        450         INTERWEST BANCORP, INC .........................            10
      1,900         IRWIN FINANCIAL CORP ...........................            52
      1,100         JSB FINANCIAL, INC .............................            60
     42,160         KEYCORP ........................................         1,349
      6,150         KEYSTONE FINANCIAL, INC ........................           228
         98         M & T BANK CORP ................................            51
         75         MAF BANCORP, INC ...............................             2
      5,759         MARSHALL & ILSLEY CORP .........................           337
     59,155         MBNA CORP ......................................         1,475
     12,100         MELLON BANK CORP ...............................           832
     12,791         MERCANTILE BANCORP, INC ........................           590
     11,955         MERCANTILE BANKSHARES CORP .....................           460
        300         MERCHANTS NEW YORK BANCORP, INC ................            11
        600         MID-AMERICA BANCORP ............................            16
      8,300         MORGAN (J.P.) & CO, INC ........................           872
      2,500         NATIONAL BANCORP OF ALASKA, INC ................            84
     26,624         NATIONAL CITY CORP .............................         1,930
     19,048         NORTH FORK BANCORP, INC ........................           456
      2,200         NORTHERN TRUST CORP ............................           192
      1,000         OCEAN FINANCIAL CORP ...........................            17
      5,991         OLD KENT FINANCIAL CORP ........................           279
      4,067         OLD NATIONAL BANCORP ...........................           227
      5,293         ONE VALLEY BANCORP, INC ........................           174
      2,300         PACIFIC CAPITAL BANCORP ........................            59
     13,100         PACIFIC CENTURY FINANCIAL CORP .................           319
      6,000         PEOPLES BANCORP, INC ...........................            65
         68         PEOPLES HERITAGE FINANCIAL GROUP, INC ..........             1
      1,700       o PFF BANCORP, INC ...............................            27

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 DEPOSITORY INSTITUTIONS--(Continued)
     27,050         PNC BANK CORP ..................................      $  1,464
      1,190         POPULAR, INC ...................................            40
      1,000         PROVIDENT BANKSHARES CORP ......................            25
     13,900         PROVIDIAN FINANCIAL CORP .......................         1,043
        950         QUEENS COUNTY BANCORP, INC .....................            28
     10,758         REGIONS FINANCIAL CORP .........................           434
        600         RELIANCE BANCORP, INC ..........................            17
      3,200         REPUBLIC BANCORP, INC ..........................            44
      4,500         REPUBLIC NEW YORK CORP .........................           205
      1,300         REPUBLIC SECURITY FINANCIAL CORP ...............            16
      3,300         RICHMOND COUNTY FINANCIAL CORP .................            53
      3,200         RIGGS NATIONAL CORP ............................            65
      7,100         ROSLYN BANCORP, INC ............................           153
        800         SANDY SPRING BANCORP, INC ......................            24
      3,100       o SILICON VALLEY BANCSHARES ......................            53
     13,150         SOUTHTRUST CORP ................................           486
        300       o SOUTHWEST BANCORP OF TEXAS, INC ................             5
      1,340         SOVEREIGN BANCORP, INC .........................            19
         75         ST. PAUL BANCORP, INC ..........................             2
      5,600         STATE STREET CORP ..............................           390
        100         STATEN ISLAND BANCORP, INC .....................             2
      2,800         STERLING BANCSHARES, INC .......................            42
        500         STERLING FINANCIAL CORP ........................            21
     19,567         SUMMIT BANCORP .................................           855
     17,300         SUNTRUST BANKS, INC ............................         1,323
         50         SUSQUEHANNA BANCSHARES, INC ....................             1
        200         SYNOVUS FINANCIAL CORP .........................             5
      9,400         TCF FINANCIAL CORP .............................           227
        800         TEXAS REGIONAL BANCSHARES, INC (CLASS A) .......            20
        700         TR FINANCIAL CORP ..............................            28
      2,100         TRUST CO OF NEW JERSEY .........................            51
      7,600         TRUSTMARK CORP .................................           172
     43,336         U.S. BANCORP ...................................         1,538
      3,100         U.S. TRUST CORP ................................           236
     10,959         UNION PLANTERS CORP ............................           497
      5,400         UNIONBANCAL CORP ...............................           184
      6,500         UST CORP .......................................           153
      8,198         VALLEY NATIONAL BANCORP ........................           231
      9,836         WACHOVIA CORP ..................................           860
      6,993         WASHINGTON FEDERAL, INC ........................           187
     29,708         WASHINGTON MUTUAL, INC .........................         1,134
        700         WASHINGTON TRUST BANCORP, INC ..................            15
    101,440         WELLS FARGO CO .................................         4,051
        300         WESBANCO, INC ..................................             9
      1,500         WEST COAST BANCORP (OREGON) ....................            32
        300         WESTAMERICA BANCORP ............................            11
      2,900         WESTERN BANCORP ................................            85
      1,000         WESTERNBANK PUERTO RICO ........................            16
      3,000         WHITNEY HOLDINGS CORP ..........................           113
                                                                            ------
                                                                            63,472
                                                                            ------
 EATING AND DRINKING PLACES--0.87%
      2,700         APPLEBEES INTERNATIONAL, INC ...................            56
      2,100         AVADO BRANDS, INC ..............................            17
      6,200         BOB EVANS FARMS, INC ...........................           162
      8,300    (X)o BOSTON CHICKEN, INC ............................             3
     11,000       o BRINKER INTERNATIONAL, INC .....................           318
      6,800       o BUFFETS, INC ...................................            81
      2,900       o CEC ENTERTAINMENT, INC .........................            80
      3,403         CKE RESTAURANTS, INC ...........................           100
        100         CRACKER BARREL OLD COUNTRY STORE, INC ..........             2
     22,700         DARDEN RESTAURANTS, INC ........................           409
      2,100       o DAVE & BUSTERS, INC ............................            48
      5,600       o FOODMAKER, INC .................................           124
     27,000         HOST MARRIOTT CORP (NEW) .......................           373
      3,060       o HOST MARRIOTT SERVICES CORP ....................            32


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      1,200       o IHOP CORP NEW ..................................      $     48
      1,400       o LANDRYS SEAFOOD RESTAURANTS, INC ...............            11
      1,800       o LONE STAR STEAKHOUSE & SALOON, INC .............            17
      3,000         LUBYS CAFETERIA, INC ...........................            46
      4,200         MARRIOTT INTERNATIONAL (CLASS A) ...............           122
     45,300         MCDONALD'S CORP ................................         3,471
        666         MORRISON HEALTH CARE, INC ......................            13
      3,400       o PAPA JOHNS INTERNATIONAL, INC ..................           150
      1,900       o PLANET HOLLYWOOD, INC (CLASS A) ................             4
         50       o RAINFOREST CAFE, INC ...........................             0
        700       o RARE HOSPITALITY INTERNATIONAL, INC ............            10
      5,200         RUBY TUESDAY, INC ..............................           111
      6,300       o RYANS FAMILY STEAK HOUSES, INC .................            78
      2,100       o SODEXHO MARRIOTT SERVICES, INC .................            58
      3,200       o SONIC CORP .....................................            80
     10,740       o TRICON GLOBAL RESTAURANTS, INC .................           538
         60       o U.S. FOODSERVICE, INC ..........................             3
                                                                            ------
                                                                             6,565
                                                                            ------
 EDUCATIONAL SERVICES--0.05%
      5,100       o DEVRY, INC .....................................           156
        800       o LEARNING TREE INTERNATIONAL, INC ...............             7
      6,150       o SYLVAN LEARNING SYSTEMS, INC ...................           188
                                                                            ------
                                                                               351
                                                                            ------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.27%
      9,500         AGL RESOURCES, INC .............................           219
     19,000         ALLEGHENY ENERGY, INC ..........................           656
     15,900       o ALLIED WASTE INDUSTRIES, INC ...................           376
     17,760         AMEREN CORP ....................................           758
     20,900         AMERICAN ELECTRIC POWER CO, INC ................           984
        500         AMERICAN STATES WATER CO .......................            14
        300         AMERICAN WATER WORKS CO, INC ...................            10
      8,000       o AQUA ALLIANCE, INC .............................            17
      4,900         ATMOS ENERGY CORP ..............................           158
     22,100         BALTIMORE GAS & ELECTRIC CO ....................           682
      7,900         BEC ENERGY .....................................           325
     16,300         BROWNING FERRIS INDUSTRIES, INC ................           464
      6,600       o CALENERGY, INC .................................           229
        600       o CALPINE CORP ...................................            15
      3,100         CAROLINA POWER & LIGHT CO ......................           146
        700       o CASELLA WASTE SYSTEMS, INC (CLASS A) ...........            26
     27,300         CENTRAL & SOUTH WEST CORP ......................           749
      2,800         CENTRAL HUDSON GAS & ELECTRIC CORP .............           125
        100         CILCORP, INC ...................................             6
     21,100         CINERGY CORP ...................................           725
         80       o CITIZENS UTILITIES CO (CLASS B) ................             1
         26         CMP GROUP, INC .................................             0
     17,800         COASTAL CORP ...................................           622
     12,200         COLUMBIA ENERGY GROUP ..........................           705
        300         COMMONWEALTH ENERGY SYSTEM CO ..................            12
     16,225         CONECTIV, INC ..................................           398
        537         CONECTIV, INC (CLASS A) ........................            21
        600         CONNECTICUT ENERGY CORP ........................            18
     13,500         CONSOLIDATED EDISON CO OF N.Y., INC ............           714
     13,300         CONSOLIDATED NATURAL GAS CO ....................           718
        600         CTG RESOURCES, INC .............................            16
      5,900         DOMINION RESOURCES, INC ........................           276
        200         DQE, INC .......................................             9
     18,400         DTE ENERGY CO ..................................           789
     19,033         DUKE ENERGY CORP ...............................         1,219
      5,600         DYNEGY, INC ....................................            61
      3,700         EASTERN ENTERPRISES CO .........................           162
        300       o EASTERN ENVIRONMENTAL SERVICES, INC ............             9
     27,500         EDISON INTERNATIONAL CO ........................           767
      5,402         EL PASO ENERGY CORP ............................           188
      3,300         ENERGEN CORP ...................................            64
     15,661         ENRON CORP .....................................           894

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
      5,300         ENTERGY CORP ...................................      $    165
        200         ETOWN CORP .....................................             9
     27,402         FIRSTENERGY CORP ...............................           892
      5,200         FLORIDA PROGRESS CORP ..........................           233
      8,400         FPL GROUP, INC .................................           518
     17,100         GPU, INC .......................................           756
      5,200         HAWAIIAN ELECTRIC INDUSTRIES, INC ..............           209
     17,903         HOUSTON INDUSTRIES, INC ........................           575
      6,100         IDACORP, INC ...................................           221
      4,933         INDIANA ENERGY, INC ............................           121
     12,250         INTERSTATE ENERGY CORP .........................           395
     10,000         KANSAS CITY POWER & LIGHT CO ...................           296
      2,300         LACLEDE GAS CO .................................            62
     12,600         MCN ENERGY GROUP, INC ..........................           240
      6,100    (X)o MOLTEN METAL TECHNOLOGY, INC ...................             0
        200         MONTANA POWER CO ...............................            11
      6,400         NATIONAL FUEL GAS CO ...........................           289
      8,500         NEVADA POWER CO ................................           221
        385         NEW CENTURY ENERGIES, INC ......................            19
        100       o NEWPARK RESOURCES, INC .........................             1
      7,800         NICOR, INC .....................................           330
      5,100       o NORTHEAST UTILITIES CO .........................            82
     23,300         NORTHERN STATES POWER CO .......................           647
        150         NORTHWEST NATURAL GAS CO .......................             4
      2,400         NORTHWESTERN CORP ..............................            63
        300         NUI CORP .......................................             8
      8,100         OGDEN CORP .....................................           203
     12,300         OGE ENERGY CORP ................................           357
      2,233         ONEOK, INC .....................................            81
      2,800         ORANGE & ROCKLAND UTILITY, INC .................           160
        200         OTTER TAIL POWER CO ............................             8
      2,900         PACIFICORP .....................................            61
     11,500         PECO ENERGY CO .................................           479
      5,700         PEOPLES ENERGY CORP ............................           227
     27,429         PG&E CORP ......................................           864
         97         PIEDMONT NATURAL GAS CO, INC ...................             4
      1,300         PINNACLE WEST CAPITAL CORP .....................            55
     18,800         POTOMAC ELECTRIC POWER CO ......................           495
     23,394         PP&L RESOURCES, INC ............................           652
     15,900         PUBLIC SERVICE ENTERPRISE GROUP, INC ...........           636
      7,778         PUGET SOUND ENERGY, INC ........................           217
     13,800         QUESTAR CORP ...................................           267
      3,586       o REPUBLIC INDUSTRIES, INC .......................            53
      6,300         ROCHESTER GAS & ELECTRIC CORP ..................           197
      4,200         SCANA CORP .....................................           135
     29,918         SEMPRA ENERGY ..................................           759
      2,200         SIERRA PACIFIC RESOURCES .......................            84
        700         SONAT, INC .....................................            19
        700         SOUTH JERSEY INDUSTRIES, INC ...................            18
     34,700         SOUTHERN CO ....................................         1,008
     17,367         TEXAS UTILITIES CO .............................           811
      1,700         TNP ENTERPRISES, INC ...........................            64
      5,437         UGI CORP .......................................           129
     13,200         UNICOM CORP ....................................           509
        900       o UNISOURCE ENERGY CORP HOLDINGS CO ..............            12
        400         UNITED ILLUMINATING CO .........................            21
      8,956         UTILICORP UNITED, INC ..........................           329
      4,400         WASHINGTON GAS LIGHT CO ........................           119
      9,300         WASHINGTON WATER POWER CO ......................           179
     36,342         WASTE MANAGEMENT, INC ..........................         1,694
      1,700         WESTERN GAS RESOURCES, INC .....................            10
     17,129         WILLIAMS COS, INC ..............................           534
      5,700         WISCONSIN ENERGY CORP ..........................           179
        400         WPS RESOURCES CORP .............................            14
        700         YANKEE ENERGY SYSTEMS, INC .....................            20
                                                                            ------


                                                                             VALUE
SHARES                                                                       (000)
------                                                                    --------
                                                                            32,377
                                                                          --------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.70%
        300       o AAVID THERMAL TECHNOLOGIES, INC ................      $      5
      3,000       o ACTEL CORP .....................................            60
        500       o ADTRAN, INC ....................................             9
      1,000       o ADVANCED FIBRE COMMUNICATIONS ..................            11
        800       o ADVANCED LIGHTING TECHNOLOGIES, INC ............             8
     14,900       o ADVANCED MICRO DEVICES, INC ....................           431
      1,200         AEROQUIP-VICKERS, INC ..........................            36
          8         ALLEGHENY TELEDYNE, INC ........................             0
      1,600       o ALLEN TELECOM, INC .............................            11
      5,500       o ALTERA CORP ....................................           335
     13,300       o AMERICAN POWER CONVERSION CORP .................           644
     12,560         AMP, INC .......................................           654
        900       o ANADIGICS, INC .................................            10
     11,075       o ANDREW CORP ....................................           183
        600       o ANTEC CORP .....................................            12
        800       o APPLIED MAGNETICS CORP .........................             5
        200       o APPLIED MICRO CIRCUITS CORP ....................             7
        200       o ARTESYN TECHNOLOGIES, INC ......................             3
        400       o ASPECT TELECOMMUNICATIONS CORP .................             7
     16,300       o ATMEL CORP .....................................           250
        466         BALDOR ELECTRIC CO .............................             9
      1,000       o BENCHMARK ELECTRONICS, INC .....................            37
      2,300         BMC INDUSTRIES, INC ............................            14
        500       o BROADCOM CORP (CLASS A) ........................            60
        150       o BURR BROWN CORP ................................             4
      2,000         C&D TECHNOLOGIES, INC ..........................            55
      4,600       o CELLNET DATA SYSTEMS, INC ......................            23
      1,000       o COMMSCOPE, INC .................................            17
      7,275       o COMVERSE TECHNOLOGY, INC .......................           517
      1,235         COOPER INDUSTRIES, INC .........................            59
      1,800         CTS CORP .......................................            78
     14,000       o CYPRESS SEMICONDUCTOR CORP .....................           116
      2,800       o DIGITAL MICROWAVE CORP .........................            19
        700       o DII GROUP, INC .................................            16
     23,600         EMERSON ELECTRIC CO ............................         1,428
      1,900       o ESS TECHNOLOGY .................................            10
        700       o EXCEL SWITCHING CORP ...........................            27
        400         EXIDE CORP .....................................             7
      3,900       o GENERAL DATACOMM INDUSTRIES, INC ...............             9
    224,000         GENERAL ELECTRIC CO ............................        22,862
        200       o GENERAL INSTRUMENT CORP ........................             7
      3,425       o GENERAL SEMICONDUCTOR, INC .....................            28
     17,200    (X)o GEOTEK COMMUNICATIONS, INC .....................             0
         25       o GLENAYRE TECHNOLOGIES, INC .....................             0
      2,200       o HADCO CORP .....................................            77
         35         HARMAN INTERNATIONAL INDUSTRIES, INC ...........             1
        200         HARRIS CORP ....................................             7
      1,060         HUBBELL, INC (CLASS B) .........................            40
        400       o INTEGRATED DEVICE TECHNOLOGY, INC ..............             2
    115,500         INTEL CORP .....................................        13,694
        500         INTER-TEL, INC .................................            12
      6,700       o INTERDIGITAL COMMUNICATIONS CORP ...............            31
      1,400       o ITI TECHNOLOGIES, INC ..........................            43
      2,400       o ITRON, INC .....................................            17
      3,400       o JABIL CIRCUIT, INC .............................           254
        100       o KEMET CORP .....................................             1
      7,400       o KOMAG, INC .....................................            77
        500         KUHLMAN CORP ...................................            19
        900       o L-3 COMMUNICATIONS HOLDINGS, INC ...............            42
      3,700       o LATTICE SEMICONDUCTOR CORP .....................           170
        175       o LEVEL ONE COMMUNICATIONS, INC ..................             6
      4,300         LINEAR TECHNOLOGY CO ...........................           385
      1,300       o MAGNETEK, INC ..................................            15
      7,700         MAYTAG CO ......................................           479
      1,900       o MEMC ELECTRONIC MATERIALS, INC .................            16

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 ELECTRONIC & OTHER ELECTRIC EQUIPMENT--(Continued)
      5,625       o MICROCHIP TECHNOLOGY, INC ......................      $    208
      6,800       o MICRON TECHNOLOGY, INC .........................           344
      5,000       o MMC NETWORKS, INC ..............................            66
     11,237         MOLEX, INC .....................................           428
        900       o MOOG, INC (CLASS A) ............................            35
     46,500         MOTOROLA, INC ..................................         2,839
      2,400       o MRV COMMUNICATIONS, INC ........................            15
      1,100         NATIONAL PRESTO INDUSTRIES, INC ................            47
     26,102       o NATIONAL SEMICONDUCTOR CORP ....................           352
      6,800         NATIONAL SERVICE INDUSTRIES, INC ...............           258
      2,500       o NEOMAGIC CORP ..................................            55
        100       o OAK INDUSTRIES, INC ............................             4
      2,700       o OAK TECHNOLOGY, INC ............................             9
      2,800       o P-COM, INC .....................................            11
        900         PARK ELECTROCHEMICAL CORP ......................            26
      2,700         PITTWAY CORP (CLASS A) .........................            89
      2,700       o PLANTRONICS, INC ...............................           232
      2,400       o PLEXUS CORP ....................................            81
      1,300       o PMC-SIERRA, INC ................................            82
      2,500       o POLYCOM, INC ...................................            56
        900       o PREMISYS COMMUNICATIONS, INC ...................             8
     10,400       o QUALCOMM, INC ..................................           539
     13,000         RAYCHEM CORP ...................................           420
      4,100       o RAYOVAC CORP ...................................           109
      7,000       o READ RITE CORP .................................           103
        700       o RECOTON CORP ...................................            13
      9,500       o RELTEC CORP ....................................           211
      3,300       o REMEC, INC .....................................            59
      2,200       o S3, INC ........................................            16
      6,800       o SANMINA CORP ...................................           425
      2,000       o SAWTEK, INC ....................................            35
      8,500       o SCI SYSTEMS, INC ...............................           491
      1,800       o SCM MICROSYSTEMS, INC ..........................           128
      2,000       o SEMTECH CORP ...................................            72
      7,900       o SENSORMATIC ELECTRONICS CORP ...................            55
      4,200       o SMART MODULAR TECHNOLOGIES, INC ................           117
     11,400       o SOLECTRON CORP .................................         1,059
     13,600         SUNBEAM CORP ...................................            95
      2,000         TECHNITROL, INC ................................            64
      5,700       o TEKELEC ........................................            94
      1,100         TELEFLEX, INC ..................................            50
     17,200       o TELLABS, INC ...................................         1,179
     30,700         TEXAS INSTRUMENTS, INC .........................         2,627
      9,499         THOMAS & BETTS CORP ............................           411
      1,900         THOMAS INDUSTRIES, INC .........................            37
      6,300       o UCAR INTERNATIONAL, INC ........................           112
        100       o UNIPHASE CORP ..................................             7
      1,800       o VICOR CORP .....................................            16
      1,300       o VISHAY INTERTECHNOLOGY, INC ....................            19
     12,000       o VITESSE SEMICONDUCTOR CORP .....................           548
      2,000       o VLSI TECHNOLOGY, INC ...........................            22
      3,500       o WESTELL TECHNOLOGIES, INC (CLASS A) ............            17
      5,900       o XILINX, INC ....................................           384
      5,600       o XYLAN CORP .....................................            98
      1,300    (X)o ZENITH ELECTRONICS CORP ........................             0
      1,000       o ZOLTEK COS, INC ................................             9
                                                                            ------
                                                                            58,357
                                                                            ------
 ENGINEERING AND MANAGEMENT SERVICES--0.23%
        900       o AHL SERVICES, INC ..............................            28
        200         BLOUNT INTERNATIONAL, INC ......................             5
      7,900       o CATALYTICA, INC ................................           142
        600       o DATA TRANSMISSION NETWORK CORP .................            17
      1,100       o DIAMOND TECH PARTNERS, INC (CLASS A) ...........            21
     11,200         DUN & BRADSTREET CORP ..........................           354
      1,800       o F.Y.I., INC ....................................            58


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
        400       o INCYTE PHARMACEUTICALS, INC ....................      $     15
      3,600       o JACOBS ENGINEERING GROUP, INC ..................           147
      1,000       o MAXIMUS, INC ...................................            37
      4,800       o MEDAPHIS CORP ..................................            16
      1,300       o META GROUP, INC ................................            39
      1,800       o METZLER GROUP, INC .............................            88
     17,000       o NEUROMEDICAL SYSTEMS, INC ......................             4
        600       o NFO WORLDWIDE, INC .............................             7
        700       o PHARMACEUTICAL PRODUCT DEVELOPMENT .............            21
        400       o PROFIT RECOVERY GROUP INTERNATIONAL ............            15
      9,600       o QUINTILES TRANSNATIONAL CORP ...................           512
        200         SERVICEMASTER CO ...............................             4
      2,700       o STAFF LEASING, INC .............................            31
        400         STONE & WEBSTER, INC ...........................            13
        600         TEJON RANCH CO .................................            12
         75       o TETRA TECH, INC ................................             2
      2,000       o URS CORP .......................................            47
        400       o WACKENHUT CORRECTIONS CORP .....................            11
      4,700       o WHITTMAN HART, INC .............................           130
                                                                            ------
                                                                             1,776
                                                                            ------
 FABRICATED METAL PRODUCTS--0.89%
      1,300       o AMERICAN SAFETY RAZOR CO .......................            16
        610         BALL CORP ......................................            28
      2,000         BARNES GROUP, INC ..............................            58
        500         CHART INDUSTRIES, INC ..........................             4
      1,600       o COLEMAN CO, INC ................................            15
      3,700         CRANE CO .......................................           112
      1,000         CROWN CORK & SEAL CO, INC ......................            31
     82,578         GILLETTE CO ....................................         3,990
     35,700         MASCO CORP .....................................         1,026
      2,500       o MILLER INDUSTRIES, INC .........................            11
        200       o NCI BUILDING SYSTEMS, INC ......................             6
        300       o NORTEK, INC ....................................             8
     18,050         PARKER-HANNIFIN CORP ...........................           591
        300         PRIMEX TECHNOLOGIES, INC .......................            13
      9,000         ROCKWELL INTERNATIONAL CORP ....................           437
      3,900       o ROHN INDUSTRIES, INC ...........................            13
        600       o SIMPSON MANUFACTURING CO, INC ..................            22
      2,500         SNAP-ON, INC ...................................            87
        200       o SPS TECHNOLOGIES, INC ..........................            11
      2,700         STRUM, RUGER & CO, INC .........................            32
      7,500       o TOWER AUTOMOTIVE, INC ..........................           187
      1,600         VALMONT INDUSTRIES .............................            22
      2,600         WATTS INDUSTRIES, INC (CLASS A) ................            43
                                                                            ------
                                                                             6,763
                                                                            ------
 FOOD AND KINDRED PRODUCTS--4.06%
      1,400       o AGRIBRANDS INTERNATIONAL, INC ..................            42
      2,500       o AMERICAN ITALIAN PASTA CO (CLASS A) ............            66
     34,800         ANHEUSER BUSCH COS, INC ........................         2,284
     59,564         ARCHER DANIELS MIDLAND CO ......................         1,024
      1,000       o BERINGER WINE ESTATES HOLDINGS, INC (CLASS B) ..            45
     22,400         BESTFOODS, INC .................................         1,193
      2,400       o BOSTON BEER CO, INC (CLASS A) ..................            20
      8,300         CAMPBELL SOUP CO ...............................           457
      2,300       o CANANDAIGUA BRANDS, INC (CLASS A) ..............           133
      1,000         CHIQUITA BRANDS INTERNATIONAL, INC .............            10
    153,300         COCA COLA CO ...................................        10,252
     25,100         COCA COLA ENTERPRISES, INC .....................           897
     35,200         CONAGRA, INC ...................................         1,109
        400         COORS (ADOLPH) CO (CLASS B) ....................            23
      5,975         CORN PRODUCTS INTERNATIONAL, INC ...............           181
      6,500         DEAN FOODS CO ..................................           265
      7,700         DOLE FOOD, INC .................................           231
        400         DREYERS GRAND ICE CREAM, INC ...................             6
      7,016         EARTHGRAINS CO .................................           217
        100         FARMER BROTHERS CO .............................            21

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 FOOD AND KINDRED PRODUCTS--(Continued)
        750         FLOWERS INDUSTRIES, INC ........................      $     18
     14,607         GENERAL MILLS, INC .............................         1,136
     24,500         HEINZ (H.J.) CO ................................         1,387
        317         HERSHEY FOODS CORP .............................            20
      7,200         HORMEL FOODS CORP ..............................           236
     13,500         IBP, INC .......................................           393
        200         IMPERIAL HOLLY CORP ............................             2
      4,000       o INTERNATIONAL HOME FOODS, INC ..................            68
      6,900         INTERSTATE BAKERIES CORP .......................           182
      3,100       o KEEBLER FOODS CO ...............................           117
      3,800         KELLOGG CO .....................................           130
      5,950         LANCASTER COLONY CORP ..........................           191
        300         LANCE, INC .....................................             6
        200         MCCORMICK & CO, INC (NON-VOTE) .................             7
      2,200         MICHAEL FOODS, INC .............................            66
      1,700         NABISCO HOLDINGS CORP (CLASS A) ................            71
     89,500         PEPSICO, INC ...................................         3,664
      8,900         QUAKER OATS CO .................................           530
        400       o RALCORP HOLDINGS, INC ..........................             7
     28,300         RALSTON PURINA CO ..............................           916
        800         RIVIANA FOODS, INC .............................            20
     15,601         RJR NABISCO HOLDINGS CORP ......................           463
      1,200       o ROBERT MONDAVI CORP (CLASS A) ..................            49
     56,000         SARA LEE CORP ..................................         1,579
      5,400       o SMITHFIELD FOODS, INC ..........................           183
      4,400         SMUCKER (J.M.) CO (CLASS A) ....................           109
      2,700       o SUIZA FOODS CORP ...............................           138
      3,866         TOOTSIE ROLL INDUSTRIES, INC ...................           151
      1,200       o TRIARC COS, INC ................................            19
      8,600         UNIVERSAL FOODS CORP ...........................           236
      4,180       o VLASIC FOODS INTERNATIONAL, INC ................           100
        300         WHITMAN CORP ...................................             8
        200         WORTHINGTON FOODS, INC .........................             4
      1,401         WRIGLEY (WM) JR CO .............................           125
                                                                            ------
                                                                            30,807
                                                                            ------
 FOOD STORES--0.71%
     17,500         ALBERTSONS, INC ................................         1,115
      8,700         AMERICAN STORES CO .............................           321
         39    (X)o BRUNOS, INC ....................................             0
     54,500         FOOD LION, INC (CLASS B) .......................           548
      2,800         GREAT ATLANTIC & PACIFIC TEA CO, INC ...........            83
     16,800       o KROGER CO ......................................         1,016
     37,404       o SAFEWAY, INC ...................................         2,279
      7,000       o SOUTHLAND CORP .................................            13
                                                                            ------
                                                                             5,375
                                                                            ------
FORESTRY--0.00%
        200         GEORGIA-PACIFIC CORP (TIMBER GROUP) ............             5
                                                                            ------
 FURNITURE AND FIXTURES--0.14%
        900         BASSETT FURNITURE INDUSTRIES, INC ..............            22
      8,300         HON INDUSTRIES, INC ............................           199
      5,800         KIMBALL INTERNATIONAL, INC (CLASS B) ...........           110
      2,400       o KNOLL, INC .....................................            71
     12,100         MILLER (HERMAN), INC ...........................           325
      2,000         STEELCASE, INC .................................            33
     16,350         U.S. INDUSTRIES, INC ...........................           305
                                                                            ------
                                                                             1,065
                                                                            ------
 FURNITURE AND HOMEFURNISHINGS STORES--0.26%
     16,000       o BED BATH & BEYOND, INC .........................           546
      3,500       o BEST BUY, INC ..................................           215
      1,200       o CDNOW, INC .....................................            22
        300         CIRCUIT CITY STORES-CIRCUIT CITY GROUP .........            15
     15,700       o COMPUSA, INC ...................................           205
      1,100         HAVERTY FURNITURE COS, INC .....................            23
      1,100       o LINENS N THINGS, INC ...........................            44


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      5,700       o MUSICLAND STORES CORP ..........................      $     85
        300       o N2K, INC .......................................             4
     15,400         PIER 1 IMPORTS, INC ............................           149
     15,700         TANDY CORP .....................................           647
      2,550       o TRANS WORLD ENTERTAINMENT CORP .................            49
                                                                            ------
                                                                             2,004
                                                                            ------
 GENERAL BUILDING CONTRACTORS--0.09%
      9,900         CENTEX CORP ....................................           446
        600       o CROSSMAN COMMUNITIES, INC ......................            17
        200         HILLENBRAND INDUSTRIES, INC ....................            11
        800         KAUFMAN & BROAD HOME CORP ......................            23
      5,000         LENNAR CORP ....................................           126
      1,500       o NVR, INC .......................................            72
        200         PULTE CORP .....................................             6
        200         RYLAND GROUP, INC ..............................             6
                                                                            ------
                                                                               707
                                                                            ------
 GENERAL MERCHANDISE STORES--2.21%
      3,700       o AMES DEPARTMENT STORES, INC ....................           100
        800       o BJS WHOLESALE CLUB, INC ........................            37
      2,400    (X)o CALDOR CORP ....................................             1
      8,800         CASEYS GENERAL STORES, INC .....................           115
        800       o COST PLUS, INC .................................            25
      9,100       o COSTCO COS, INC ................................           657
     22,300         DAYTON HUDSON CORP .............................         1,210
      1,200         DILLARDS, INC (CLASS A) ........................            34
      8,550       o DOLLAR TREE STORES, INC ........................           374
      1,700         FAMILY DOLLAR STORES, INC ......................            37
     22,370       o FEDERATED DEPARTMENT STORES, INC ...............           974
      5,204       o FRED MEYER, INC ................................           314
     59,600       o K MART CORP ....................................           913
      3,500       o KOHLS CORP .....................................           215
      9,400         MAY DEPARTMENT STORES CO .......................           568
      4,600       o NEIMAN-MARCUS GROUP, INC .......................           115
     18,045         PENNEY (J.C.) CO, INC ..........................           846
     22,800       o SAKS, INC ......................................           720
     32,900         SEARS ROEBUCK & CO .............................         1,398
        900       o SERVICE MERCHANDISE, INC .......................             0
      4,200       o SHOPKO STORES, INC .............................           140
     98,100         WAL-MART STORES, INC ...........................         7,989
                                                                            ------
                                                                            16,782
                                                                            ------
 HEALTH SERVICES--0.58%
      1,100       o ADVANCE PARADIGM, INC ..........................            39
      1,800       o AMERICAN HOMEPATIENT, INC ......................             3
      4,600       o AMERICAN ONCOLOGY RESOURCES, INC ...............            67
      6,900       o APRIA HEALTHCARE GROUP, INC ....................            62
      1,800       o BEVERLY ENTERPRISES, INC .......................            12
      1,600       o CAREMATRIX CORP ................................            49
      1,700       o CENTENNIAL HEALTHCARE CORP .....................            26
      3,850       o CLINTRIALS, INC ................................            15
     27,138         COLUMBIA/HCA HEALTHCARE CORP ...................           672
        600       o CONCENTRA MANAGED CARE, INC ....................             6
      2,000       o CURATIVE HEALTH SERVICES, INC ..................            67
      1,800       o ENZO BIOCHEMICAL, INC ..........................            19
        400       o EXPRESS SCRIPTS, INC ...........................            27
      1,400    (X)o FPA MEDICAL MANAGEMENT, INC ....................             0
     31,717       o HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) NEW ..................................           686
     31,660       o HEALTHSOUTH CORP ...............................           489
         77       o INTEGRATED HEALTH SERVICES, INC ................             1
     13,752       o LABORATORY CORP OF AMERICA HOLDINGS ............            19
        260       o LABORATORY CORP OF AMERICA HOLDINGS
                    WTS 04/28/00 ...................................             0
      2,463       o LCA-VISION, INC ................................             3
      6,900       o LINCARE HOLDINGS, INC ..........................           280
        100       o LTC HEALTHCARE, INC ............................             0

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 HEALTH SERVICES--(Continued)
      2,400       o MAGELLAN HEALTH SERVICES, INC ..................      $     20
     10,130       o MARINER POST-ACUTE NETWORK, INC ................            46
     32,374       o MEDPARTNERS, INC ...............................           170
      3,500       o NOVACARE, INC ..................................             9
      2,500       o PEDIATRIX MEDICAL GROUP, INC ...................           150
     12,800       o PHYCOR, INC ....................................            87
      4,600       o PHYSICIAN RELIANCE NETWORK, INC ................            60
      6,600       o PHYSICIANS RESOURCE GROUP, INC .................             0
      1,400       o PROVINCE HEALTHCARE CO .........................            50
         62       o QUEST DIAGNOSTICS, INC .........................             1
         50       o QUORUM HEALTH GROUP, INC .......................             1
      6,650       o RENAL CARE GROUP, INC ..........................           192
      1,700       o SUN HEALTHCARE GROUP, INC ......................            11
     35,425       o TENET HEALTHCARE CORP ..........................           930
         69       o TOTAL RENAL CARE HOLDINGS, INC .................             2
      2,200       o UNITED PAYORS & UNITED PROVIDERS, INC ..........            63
        200       o UNIVERSAL HEALTH SERVICES, INC .................            10
      8,941       o VENCOR, INC ....................................            40
                                                                            ------
                                                                             4,384
                                                                            ------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
        300         FLUOR CORP .....................................            13
      6,600         FOSTER WHEELER CORP ............................            87
        450         GRANITE CONSTRUCTION, INC ......................            15
      3,500       o INSITUFORM TECHNOLOGIES, INC (CLASS A) .........            51
      1,700       o MORRSION KNUDSEN CORP ..........................            17
                                                                            ------
                                                                               183
                                                                            ------
 HOLDING AND OTHER INVESTMENT OFFICES--1.07%
      1,600         ALEXANDRIA REAL ESTATE EQUITIES, INC ...........            50
     12,100         AMB PROPERTY CORP ..............................           266
        800         AMERICAN HEALTH PROPERTIES, INC ................            17
      2,000         AMLI RESIDENTIAL PROPERTIES TRUST ..............            45
     15,472         ARCHSTONE COMMUNITIES TRUST ....................           313
      2,100         BEDFORD PROPERTY INVESTORS, INC ................            35
        300         BERKSHIRE REALTY CO, INC .......................             3
         70         BRADLEY REAL ESTATE, INC .......................             1
      3,000         CAPITAL AUTOMOTIVE REIT ........................            45
      8,539         CAPSTEAD MORTGAGE CORP .........................            35
      3,700         CBL & ASSOCIATES PROPERTIES, INC ...............            96
        300         CCA PRISON REALTY TRUST ........................             6
      2,900         CENTERPOINT PROPERTIES CORP ....................            98
      3,700         CHATEAU PROPERTIES, INC ........................           108
        300         CHELSEA GCA REALTY, INC ........................            11
      1,300       o COAST FEDERAL LITIGATION CONTINGENT RTS ........             9
      1,000         COMMERCIAL NET LEASE REALTY, INC ...............            13
     10,200         CORNERSTONE PROPERTIES, INC ....................           159
      3,044         COUSINS PROPERTIES, INC ........................            98
        400       o CRESECENT OPERATING, INC .......................             2
      3,000         CROWN AMERICAN REALTY TRUST ....................            23
      9,600         DEVELOPERS DIVERSIFIED REALTY CORP .............           170
     13,283         DUKE REALTY INVESTMENTS, INC ...................           309
      1,979         DYNEX CAPITAL, INC .............................             9
        900         EASTGROUP PROPERTIES, INC ......................            17
      2,300         ENTERTAINMENT PROPERTIES TRUST .................            39
     33,050         EQUITY OFFICE PROPERTIES TRUST .................           793
      8,178         EQUITY RESIDENTIAL PROPERTIES TRUST CO .........           331
      1,500         ESSEX PROPERTY TRUST, INC ......................            45
      6,000         FEDERAL REALTY INVESTMENT TRUST ................           142
      4,166         FRANCHISE FINANCE CORP OF AMERICA ..............           100
      6,000         GENERAL GROWTH PROPERTIES, INC .................           227
        500         HEALTH CARE PROPERTY INVESTORS, INC ............            15
        600         HIGHWOODS PROPERTIES, INC ......................            15
      2,600       o HOME PROPERTIES OF NEW YORK, INC ...............            67
        100       o IMPAC MORTGAGE HOLDINGS, INC ...................             0
      5,700         IMPERIAL CREDIT COMMERCIAL MORTGAGE
                    INVESTMENT CORP ................................            53
        445         INDYMAC MORTGAGE HOLDINGS, INC .................             5


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      4,200         IRT PROPERTY CO ................................      $     42
      5,000         JDN REALTY CORP ................................           108
      2,100         JP REALTY, INC .................................            41
      6,800         KIMCO REALTY CORP ..............................           270
      7,800         LIBERTY PROPERTY TRUST CO ......................           192
      1,000         LTC PROPERTIES, INC ............................            17
      4,200         MACERICH CO (THE) ..............................           108
        400         MACK-CALI REALTY CORP ..........................            12
         99         MEDITRUST CORP PAIRED ..........................             1
      5,200         MERIDIAN INDUSTRIAL TRUST, INC .................           122
      7,500         MERISTAR HOSPITALITY CORP ......................           139
        285       o MERRY LAND PROPERTIES, INC .....................             1
      2,200         MGI PROPERTIES, INC ............................            61
      3,100         MID-AMERICA APARTMENT COMMUNITIES, INC .........            70
      1,200         NATIONAL GOLF PROPERTIES, INC ..................            35
      3,200         NATIONAL HEALTH INVESTORS, INC .................            79
     10,421         NEW PLAN EXCEL REALTY TRUST ....................           231
      2,100         PACIFIC GULF PROPERTIES, INC ...................            42
      1,837         PATRIOT AMERICAN HOSPITALITY, INC ..............            11
        800       o PEC ISRAEL ECONOMIC CORP .......................            23
      3,600         POST PROPERTIES, INC ...........................           138
      6,800         PRIME RETAIL, INC ..............................            67
     11,590         PROLOGIS TRUST .................................           240
     12,300         PUBLIC STORAGE, INC ............................           333
      4,300         REALTY INCOME CORP .............................           107
      6,600         RECKSON ASSOCIATES REALTY CORP .................           146
      1,000         REDWOOD TRUST, INC .............................            14
      2,200         REGENCY REALTY CORP ............................            49
        500         RFS HOTEL INVESTORS, INC .......................             6
      1,000         SAUL CENTERS, INC ..............................            16
      4,500         SHURGARD STORAGE CENTERS, INC ..................           116
        500         SL GREEN REALTY CORP ...........................            11
      2,000       o SOVRAN SELF STORAGE, INC .......................            50
        600         SPIEKER PROPERTIES, INC ........................            21
      3,300         STARWOOD FINANCIAL TRUST .......................           198
      2,800         STORAGE U.S.A., INC ............................            90
        600       o SUMMIT PROPERTIES, INC .........................            10
      2,400         SUN COMMUNITIES, INC ...........................            84
      6,500         TAUBMAN CENTERS, INC ...........................            89
      1,500       o THORNBURG MORTGAGE ASSET CORP ..................            11
      2,500         TOWN & COUNTRY TRUST ...........................            40
        796         UNITED DOMINION REALTY TRUST, INC ..............             8
      1,500         URBAN SHOPPING CENTERS, INC ....................            49
      8,941       o VENTAS, INC ....................................           109
      9,800         VORNADO REALTY TRUST ...........................           331
      2,100       o WALDEN RESIDENTIAL PROPERTIES, INC .............            43
      6,000         WASHINGTON REAL ESTATE INVESTMENT TRUST ........           112
      4,100         WEINGARTEN REALTY INVESTORS, INC ...............           183
      1,000         WESTERN INVESTMENT REAL ESTATE TRUST ...........            12
      4,200         WESTFIELD AMERICA, INC .........................            72
                                                                            ------
                                                                             8,130
                                                                            ------
 HOTELS AND OTHER LODGING PLACES--0.16%
      6,600       o AZTAR CORP .....................................            33
      1,350       o BRISTOL HOTELS & RESORTS, INC ..................             8
     37,338       o CENDANT CORP ...................................           712
      6,100       o CHOICE HOTELS INTERNATIONAL, INC ...............            83
      1,300       o CIRCUS CIRCUS ENTERPRISES, INC .................            15
      2,700       o CRESTLINE CAPITAL CORP .........................            39
     11,700       o EXTENDED STAY AMERICA, INC .....................           123
      3,800       o MARCUS CORP ....................................            62
      1,900       o MERISTAR HOTELS & RESORTS, INC .................             5
      1,200       o PRIMADONNA RESORTS, INC ........................            11
        768       o PROMUS HOTEL CORP ..............................            25
      3,500       o RED ROOF INNS, INC .............................            59
      4,000       o SUNBURST HOSPITALITY CORP ......................            17
      2,800       o TRUMP HOTEL & CASINO RESORT, INC ...............            11
                                                                            ------
                                                                             1,203
                                                                            ------

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.43%
     32,242       o 3COM CORP ......................................      $  1,445
     16,400       o ADAPTEC, INC ...................................           288
      9,800         AGCO CORP ......................................            77
        400       o AMERICAN STANDARD COS, INC .....................            14
     18,300       o APPLE COMPUTER, INC ............................           749
     33,100       o APPLIED MATERIALS, INC .........................         1,413
        500         APPLIED POWER, INC (CLASS A) ...................            19
      1,200       o ASTEC INDUSTRIES, INC ..........................            67
      1,600       o AUSPEX SYSTEMS, INC ............................             7
     12,715         BAKER HUGHES, INC ..............................           225
        100       o BANCTEC, INC ...................................             1
      2,300       o BELL & HOWELL CO ...............................            87
     11,000         BLACK & DECKER CORP ............................           617
     16,100         BRUNSWICK CORP .................................           398
      5,600       o C-CUBE MICROSYSTEMS, INC .......................           152
      2,200       o CABLETRON SYSTEMS, INC .........................            18
      4,800         CASE CORP ......................................           105
     15,600         CATERPILLAR, INC ...............................           718
     11,000       o CIRRUS LOGIC, INC ..............................           108
    108,725       o CISCO SYSTEMS, INC .............................        10,091
      8,000       o COLTEC INDUSTRIES, INC .........................           156
      1,500         COLUMBUS MCKINNON CORP .........................            27
    110,484         COMPAQ COMPUTER CORP ...........................         4,633
      9,000       o COPYTELE, INC ..................................            12
      5,600         CUMMINS ENGINE CO, INC .........................           199
      4,500         DEERE & CO .....................................           149
     77,293       o DELL COMPUTER CORP .............................         5,657
      1,400       o DETROIT DIESEL CORP ............................            29
        700       o DIALOGIC CORP ..................................            14
      5,900       o DIAMOND MULTIMEDIA SYSTEMS, INC ................            38
     11,450         DIEBOLD, INC ...................................           409
        300       o DIGI INTERNATIONAL, INC ........................             3
        200         DONALDSON CO, INC ..............................             4
      4,400         DOVER CORP .....................................           161
     38,000       o EMC CORP .......................................         3,230
      2,900       o ESTERLINE CORP .................................            63
      2,100       o FEDDERS CORP ...................................            12
      6,400         FLOWSERVE CORP .................................           106
        900         GRACO, INC .....................................            27
        400         HARDINGE, INC ..................................             7
        200         HARNISCHFEGER INDUSTRIES, INC ..................             2
     53,800         HEWLETT-PACKARD CO .............................         3,675
      8,300         HUSSMANN INTERNATIONAL, INC ....................           161
      1,200       o HYPERCOM CORP ..................................            12
         50         IDEX CORP ......................................             1
        400       o IN FOCUS SYSTEMS, INC ..........................             4
     12,050         INGERSOLL-RAND CO ..............................           566
     60,200         INTERNATIONAL BUSINESS MACHINES CORP ...........        11,122
        600       o IONICS, INC ....................................            18
        900         JLG INDUSTRIES, INC ............................            14
        268         KENNAMETAL, INC ................................             6
        600       o KULICHE & SOFFA INDUSTRIES, INC ................            11
      1,000       o LAM RESEARCH CORP ..............................            18
      5,300       o LEXMARK INTERNATIONAL GROUP (CLASS A) ..........           533
        600         LINCOLN ELECTRIC HOLDINGS CO ...................            13
        300         LINDSAY MANUFACTURING CO .......................             4
         50         MANITOWOC, INC .................................             2
        500       o MICROS SYSTEMS, INC ............................            16
      6,400         MILACRON, INC ..................................           123
     27,700         MINNESOTA MINING & MANUFACTURING CO ............         1,970
      1,000         NACCO INDUSTRIES, INC (CLASS A) ................            92
         50       o NATIONAL INSTRUMENTS CORP ......................             2
        100         NORDSON CORP ...................................             5
      5,600       o NOVELLUS SYSTEMS, INC ..........................           277
     20,400         PALL CORP ......................................           516


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      5,875       o PAXAR CORP .....................................      $     53
      1,500         PENTAIR, INC ...................................            60
     12,500         PITNEY BOWES, INC ..............................           826
      2,000       o PRESSTEK, INC ..................................            14
      2,700         ROPER INDUSTRIES, INC ..........................            55
     29,348       o SEAGATE TECHNOLOGY, INC ........................           888
      7,100       o SEQUENT COMPUTER SYSTEMS, INC ..................            86
      3,800       o SHIVA CORP .....................................            21
     10,900       o SILICON GRAPHICS, INC ..........................           140
      1,400       o SILICON VALLEY GROUP, INC ......................            18
         50       o SLI, INC .......................................             1
      1,800       o SPECIALTY EQUIPMENT COS, INC ...................            49
        800       o SPEEDFAM INTERNATIONAL, INC ....................            14
      1,500       o SPLASH TECHNOLOGY HOLDINGS, INC ................            11
        200         STANDEX INTERNATIONAL CORP .....................             5
        500         STARRETT (L.S.) CO (CLASS A) ...................            17
     16,800       o STORAGE TECHNOLOGY CORP ........................           597
      6,600         SYMBOL TECHNOLOGIES, INC .......................           422
      2,800         TECUMSEH PRODUCTS CO (CLASS A) .................           131
      1,600         TENNANT CO .....................................            64
     22,500         TENNECO, INC ...................................           766
      2,500       o TEREX CORP .....................................            71
      8,329         TIMKEN CO ......................................           157
        232         TYCO INTERNATIONAL LTD .........................            18
     17,510       o U.S. FILTER CORP ...............................           401
      9,208       o UNISYS CORP ....................................           317
        500       o UNOVA, INC .....................................             9
      1,300       o VARCO INTERNATIONAL, INC .......................            10
      3,300       o VISUAL NETWORKS, INC ...........................           124
        600       o XIRCOM, INC ....................................            20
      6,800         YORK INTERNATIONAL CORP ........................           278
        500       o ZEBRA TECHNOLOGY CORP ..........................            14
                                                                            ------
                                                                            56,355
                                                                            ------
 INSTRUMENTS AND RELATED PRODUCTS--2.11%
      3,400       o ADAC LABORATORIES, INC .........................            68
        300       o AFFYMETRIX, INC ................................             7
      2,600       o ALARIS MEDICAL, INC ............................            15
        400       o ANALOGIC CORP ..................................            15
      1,900         ARROW INTERNATIONAL, INC .......................            60
      6,500       o ARTERIAL VASCULAR ENGINEERING, INC .............           341
      3,800       o AVID TECHNOLOGIES, INC .........................            89
        700       o BACOU U.S.A., INC ..............................            15
      3,100         BAUSCH & LOMB, INC .............................           186
     13,500         BAXTER INTERNATIONAL, INC ......................           868
      4,300         BECKMAN COULTER, INC ...........................           233
      8,100         BECTON DICKINSON & CO ..........................           346
      3,700       o BOSTON SCIENTIFIC CORP .........................            99
      9,300       o CHYRON CORP ....................................            17
        700       o CLOSURE MEDICAL CORP ...........................            21
      1,600       o COHERENT, INC ..................................            20
      1,100       o COLE NATIONAL CORP (CLASS A) ...................            19
      1,200       o CONMED CORP ....................................            40
        800       o CREDENCE SYSTEMS CORP ..........................            15
        900       o CYMER, INC .....................................            13
      2,400       o CYTYC CORP .....................................            62
      7,100         DENTSPLY INTERNATIONAL, INC ....................           183
      1,100       o DIONEX CORP ....................................            40
        850       o DYNATECH CORP ..................................             2
     27,000         EASTMAN KODAK CO ...............................         1,944
        300       o FOSSIL, INC ....................................             9
      3,800       o GENRAD, INC ....................................            60
     13,612         GUIDANT CORP ...................................         1,501
        800       o HAEMONETICS CORP ...............................            18
      3,000       o HANGER ORTHOPEDIC GROUP, INC ...................            68
     13,500         HONEYWELL, INC .................................         1,017
      7,900       o IMATRON, INC ...................................            11

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 INSTRUMENTS AND RELATED PRODUCTS--(Continued)
      3,000         INVACARE CORP ..................................      $     72
      6,900         JOHNSON CONTROLS, INC ..........................           407
      2,200       o MAXXIM MEDICAL, INC ............................            65
     36,240         MEDTRONIC, INC .................................         2,691
      1,200         MENTOR CORP ....................................            28
      6,300       o METTLER-TOLEDO INTERNATIONAL, INC ..............           177
        200       o MINE SAFETY APPLIANCE CO .......................            14
        700         MOVADO GROUP, INC ..............................            19
      1,300       o NOVOSTE CORP ...................................            37
      1,000       o OCULAR SCIENCES, INC ...........................            27
      2,300       o OEC MEDICAL SYSTEMS, INC .......................            72
        300       o PERCLOSE, INC ..................................            10
        300       o PINNACLE SYSTEMS, INC ..........................            11
      5,300         POLAROID CORP ..................................            99
      4,018         RAYTHEON CO (CLASS A) ..........................           208
     11,400         RAYTHEON CO (CLASS B) ..........................           607
      2,400       o RESMED, INC ....................................           109
      1,100       o SABRATEK CORP ..................................            18
      1,000       o SCOTT TECHNOLOGIES, INC ........................            17
        200       o SEPRACOR, INC ..................................            18
      2,700       o SOFAMOR DANEK GROUP, INC .......................           329
      1,033       o SONOSITE, INC ..................................            11
     14,088       o ST. JUDE MEDICAL, INC ..........................           390
     11,400       o STERIS CORP ....................................           324
        350       o SUMMIT TECHNOLOGY, INC .........................             2
      2,800       o SUNRISE MEDICAL, INC ...........................            35
        200       o SYBRON INTERNATIONAL CORP ......................             5
      7,750         TEKTRONIX, INC .................................           233
        700       o THERMEDICS, INC ................................             8
        300       o THERMO CARDIOSYSTEMS, INC ......................             3
         75       o THERMO ELECTRON CORP ...........................             1
      1,125       o THERMO INSTRUMENT SYSTEMS, INC .................            17
      1,100       o THERMOQUEST CORP ...............................            14
      1,200       o THERMOTREX CORP ................................            10
      2,000       o TRIMBLE NAVIGATION LTD .........................            15
        300       o VEECO INSTRUMENTS, INC .........................            16
        600       o VENTANA MEDICAL SYSTEMS, INC ...................            13
      2,200       o VISX, INC ......................................           192
      2,200       o VIVUS, INC .....................................             6
      1,800       o WESLEY JESSEN VISIONCARE, INC ..................            50
      2,200         X RITE, INC ....................................            17
     18,900         XEROX CORP .....................................         2,230
                                                                            ------
                                                                            16,029
                                                                            ------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.10%
      1,900         BALDWIN & LYONS, INC (CLASS B) .................            47
        200         BLANCH (E.W.) HOLDINGS, INC ....................             9
        100       o FIRST HEALTH GROUP CORP ........................             2
      2,000         HILB, ROGAL & HAMILTON CO ......................            40
     11,000         MARSH & MCLENNAN COS, INC ......................           643
                                                                            ------
                                                                               741
                                                                            ------
 INSURANCE CARRIERS--4.90%
        600         20TH CENTURY INDUSTRIES ........................            14
      7,267         AETNA, INC .....................................           571
     26,600         AFLAC, INC .....................................         1,170
        700       o ALLEGHANY CORP (DELAWARE) ......................           132
     61,556         ALLSTATE CORP ..................................         2,378
      6,500         AMBAC FINANCIAL GROUP, INC .....................           391
        400         AMERICAN BANKERS INSURANCE GROUP, INC ..........            19
      2,300         AMERICAN FINANCIAL GROUP, INC ..................           101
     12,140         AMERICAN GENERAL CORP ..........................           947
     74,475         AMERICAN INTERNATIONAL GROUP, INC ..............         7,196
      1,100         AMERICAN MEDICAL SECURITY GROUP ................            16
        200         AMERICAN NATIONAL INSURANCE CO .................            17
      3,800       o AMERIN CORP ....................................            90
      6,050         AON CORP .......................................           335


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
      3,200         ARM FINANCIAL GROUP, INC (CLASS A) .............      $     71
        350         BERKLEY (W.R.) CORP ............................            12
         15       o BERKSHIRE HATHAWAY, INC (CLASS A) ..............         1,050
         22       o BERKSHIRE HATHAWAY, INC (CLASS B) ..............            52
      1,100         CHARTWELL RE CORP ..............................            26
        200         CHICAGO TITLE CORP .............................             9
      5,200         CHUBB CORP .....................................           337
     18,300         CIGNA CORP .....................................         1,415
     15,188         CINCINNATI FINANCIAL CORP ......................           556
    146,763         CITIGROUP, INC .................................         7,265
      3,700         CMAC INVESTMENT CORP ...........................           170
     17,813         CONSECO, INC ...................................           544
      3,400         ENHANCE FINANCIAL SERVICES GROUP, INC ..........           102
      9,500         EQUITABLE COS, INC .............................           550
      7,600         EVEREST REINSURANCE HOLDINGS, INC ..............           296
        300         EXECUTIVE RISK, INC ............................            16
      4,900         FBL FINANCIAL GROUP, INC (CLASS A) .............           119
      3,300         FIDELITY NATIONAL FINANCIAL, INC ...............           101
      3,200         FINANCIAL SECURITY ASSURANCE HOLDINGS LTD ......           174
      8,650         FIRST AMERICAN FINANCIAL CORP ..................           278
      2,900         FOREMOST CORP OF AMERICA .......................            61
      9,200         FREMONT GENERAL CORP ...........................           228
      1,100         HARLEYSVILLE GROUP, INC ........................            28
      8,300         HARTFORD FINANCIAL SERVICES GROUP, INC .........           455
      4,200         HARTFORD LIFE, INC (CLASS A) ...................           245
        520       o HIGHLANDS INSURANCE GROUP, INC .................             7
      1,600       o HUMANA, INC ....................................            29
     12,150         JEFFERSON-PILOT CORP ...........................           911
        500       o KANSAS CITY LIFE INSURANCE CO ..................            41
      2,500         LANDAMERICA FINANCIAL GROUP, INC ...............           140
      1,700         LIBERTY CORP ...................................            84
        400         LIBERTY FINANCIAL COS, INC .....................            11
      2,300         LIFE U.S.A. HOLDINGS, INC ......................            30
      3,100         LINCOLN NATIONAL CORP ..........................           254
      8,600         LOEWS CORP .....................................           845
      1,600       o MAXICARE HEALTH PLANS, INC .....................             9
      1,141         MBIA, INC ......................................            75
        400         MERCURY GENERAL CORP ...........................            18
     16,500         MGIC INVESTMENT CORP ...........................           657
        700       o MID ATLANTIC MEDICAL SERVICES, INC .............             7
        100         NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ...             5
     13,500       o OXFORD HEALTH PLANS, INC .......................           201
        512       o PACIFICARE HEALTH SYSTEMS, INC (CLASS A) .......            37
      6,052       o PACIFICARE HEALTH SYSTEMS, INC (CLASS B) .......           481
        500       o PENN TREATY AMERICAN CORP ......................            13
      4,100         PENNCORP FINANCIAL GROUP, INC ..................             4
      3,500         PMI GROUP, INC .................................           173
      3,700         PRESIDENTIAL LIFE CORP .........................            74
      5,000         PROGRESSIVE CORP ...............................           847
      2,500         PROTECTIVE LIFE CORP ...........................           100
      3,950         REINSURANCE GROUP OF AMERICA, INC ..............           277
      8,200         RELIANCE GROUP HOLDINGS, INC ...................           106
     13,611         RELIASTAR FINANCIAL CORP .......................           628
      1,300       o RISK CAPITAL HOLDINGS, INC .....................            28
      1,300         RLI CORP .......................................            43
      1,900         SAFECO CORP ....................................            82
        500         SCPIE HOLDINGS, INC ............................            15
      4,700         SELECTIVE INSURANCE GROUP, INC .................            95
        450       o SIERRA HEALTH SERVICES, INC ....................             9
      4,822         ST. PAUL COS, INC ..............................           168
      1,000         STEWART INFORMATION SERVICES CORP ..............            58
      9,883         SUNAMERICA, INC ................................           802
      6,300         TIG HOLDINGS, INC ..............................            98
      8,200         TORCHMARK CORP .................................           290
        900         TRANSAMERICA CORP ..............................           104
      6,700         TRAVELERS PROPERTY CASUALTY CORP ...............           208

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 INSURANCE CARRIERS--(Continued)
      1,600         TRENWICK GROUP, INC ............................      $     52
      1,600       o TRIAD GUARANTY, INC ............................            35
        500       o TRIGON HEALTHCARE, INC .........................            19
        100         UNITED FIRE & CASULTY CO .......................             3
     18,300         UNITED HEALTHCARE CORP .........................           788
      1,800         UNITED WISCONSIN SERVICES, INC .................            16
     10,200         UNUM CORP ......................................           595
      1,100         VESTA INSURANCE GROUP, INC .....................             7
        100       o WELLPOINT HEALTH NETWORKS, INC .................             9
                                                                            ------
                                                                            37,125
                                                                            ------
 LEATHER AND LEATHER PRODUCTS--0.01%
        800       o NINE WEST GROUP, INC ...........................            12
        679       o SAMSONITE CORP .................................             4
      1,800         STRIDE RITE CORP ...............................            16
        300       o TIMBERLAND CO ..................................            14
         25         WOLVERINE WORLD WIDE, INC ......................             0
                                                                            ------
                                                                                46
                                                                            ------
 LEGAL SERVICES--0.00%
        200       o PREPAID LEGAL SERVICES, INC ....................             7
                                                                            ------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
      7,100       o GREYHOUND LINES, INC ...........................            42
      1,900       o RURAL/METRO CORP ...............................            21
                                                                            ------
                                                                                63
                                                                            ------
 LUMBER AND WOOD PRODUCTS--0.17%
        800       o AMERICAN HOMESTAR CORP .........................            12
      1,200         CAVALIER HOMES, INC ............................            14
     16,507         CLAYTON HOMES, INC .............................           228
        542         DELTIC TIMBER CORP .............................            11
     11,000         GEORGIA-PACIFIC CORP (PACKAGING GROUP) .........           644
        450       o PALM HARBOR HOMES, INC .........................            11
      1,000         SKYLINE CORP ...................................            33
      1,500         UNIVERSAL FOREST PRODUCTS, INC .................            30
      5,900         WEYERHAEUSER CO ................................           300
                                                                            ------
                                                                             1,283
                                                                            ------
 METAL MINING--0.12%
      1,800         CLEVELAND CLIFFS, INC ..........................            73
      3,000       o COEUR DALENE MINES CORP ........................            14
     15,700         CYPRUS AMAX MINERALS CO ........................           157
     25,963         FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B) ..           271
        400       o GETCHELL GOLD CORP .............................            11
      6,700       o HECLA MINING CO ................................            24
      8,804       o KINROSS GOLD CORP ..............................            20
     10,900         NEWMONT MINING CORP ............................           197
      4,100         SOUTHERN PERU COPPER CORP ......................            39
      3,200       o STILLWATER MINING CO ...........................           131
                                                                            ------
                                                                               937
                                                                            ------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.07%
      5,250       o BLYTH INDUSTRIES, INC ..........................           164
      2,600         BRADY CORP (CLASS A) ...........................            70
        600       o HEXCEL CORP ....................................             5
        100         INTERNATIONAL GAME TECHNOLOGY CO ...............             2
      6,300         JOSTENS, INC ...................................           165
      1,300         K2, INC ........................................            13
        900       o LYDALL, INC ....................................            11
      3,093         MATTEL, INC ....................................            71
        400         RUSS BERRIE & CO, INC ..........................             9
        200       o STEINWAY MUSICAL INSTRUMENTS, INC ..............             5
      2,400       o WMS INDUSTRIES, INC ............................            18
                                                                            ------
                                                                               533
                                                                            ------
 MISCELLANEOUS RETAIL--1.04%
      1,000       o AMAZON.COM, INC ................................           321
        700       o BARNETT, INC ...................................            10
        700         BLAIR CORP .....................................            16


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
     10,200       o BORDERS GROUP, INC .............................      $    254
        500         CASH AMERICA INTERNATIONAL, INC ................             8
      1,100       o CDW COMPUTER CENTERS, INC ......................           106
      1,000       o COLDWATER CREEK, INC ...........................            14
     25,642         CVS CORP .......................................         1,410
      1,000       o GARDEN RIDGE CORP ..............................             9
      2,200       o GLOBAL DIRECTMAIL CORP .........................            51
      2,200       o INSIGHT ENTERPRISES, INC .......................           112
        500       o LANDS END, INC .................................            13
      4,200       o MICHAELS STORES, INC ...........................            76
        200       o MICRO WAREHOUSE, INC ...........................             7
     17,300       o OFFICE DEPOT, INC ..............................           639
         50       o OFFICEMAX, INC .................................             1
     14,600         OMNICARE, INC ..................................           507
        600       o PARTY CITY CORP ................................             9
      3,500       o PETCO ANIMAL SUPPLIES, INC .....................            35
      9,820         RITE AID CORP ..................................           487
     27,675       o STAPLES, INC ...................................         1,209
      2,250       o THE SPORTS AUTHORITY, INC ......................            12
      1,087       o TOYS R US, INC .................................            18
      4,625       o U.S. OFFICE PRODUCTS CO ........................            18
     39,800         WALGREEN CO ....................................         2,331
      6,000       o ZALE CORP ......................................           194
                                                                            ------
                                                                             7,867
                                                                            ------
 MOTION PICTURES--0.62%
      1,000       o AMC ENTERTAINMENT, INC .........................            21
    150,234         DISNEY (WALT) CO ...............................         4,507
      4,800       o HOLLYWOOD ENTERTAINMENT CORP ...................           131
        700       o KING WORLD PRODUCTIONS, INC ....................            21
        100       o PIXAR, INC .....................................             4
      2,700       o SPELLING ENTERTAINMENT GROUP, INC ..............            20
                                                                            ------
                                                                             4,704
                                                                            ------
 NONDEPOSITORY INSTITUTIONS--2.28%
      1,500         AAMES FINANCIAL CORP ...........................             5
      1,125         ADVANTA CORP (CLASS A) .........................            15
     34,000         AMERICAN EXPRESS CO ............................         3,477
      9,900       o AMERICREDIT CORP ...............................           137
      1,600       o AMRESCO, INC ...................................            14
      2,300       o ARCADIA FINANCIAL LTD ..........................             8
     44,116         ASSOCIATES FIRST CAPITAL CORP ..................         1,869
      6,200         CAPITAL ONE FINANCIAL CORP .....................           713
        400         CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ..........             5
      2,100    (X)o CITYSCAPE FINANCIAL CORP .......................             0
      1,300         CONNING CORP ...................................            27
      1,100       o CONTIFINANCIAL CORP ............................             8
      3,200         COUNTRYWIDE CREDIT INDUSTRIES, INC .............           161
        100       o CREDIT ACCEPTANCE CORP .........................             1
      5,100         DORAL FINANCIAL CORP ...........................           113
     74,800         FEDERAL NATIONAL MORTGAGE ASSOCIATION ..........         5,535
      1,500       o FINANCIAL FEDERAL CORP .........................            37
      3,400         FINOVA GROUP, INC ..............................           183
      4,500       o FIRSTPLUS FINANCIAL GROUP, INC .................            12
      1,700       o FRANCHISE MORTGAGE ACCEPTANCE CO ...............            13
     51,400         FREDDIE MAC ....................................         3,312
        800         FUND AMERICAN ENTERPRISES HOLDINGS, INC ........           112
        400       o HEALTHCARE FINANCIAL PARTNERS, INC .............            16
     22,736         HOUSEHOLD INTERNATIONAL, INC ...................           901
      1,000       o IMC MORTGAGE CO ................................             0
      6,700       o LEUCADIA NATIONAL CORP .........................           211
      2,000       o LONG BEACH FINANCIAL CORP ......................            15
      6,450    (X)o MERCURY FINANCE CO .............................             0
      3,219         METRIS COS, INC ................................           162
      3,325       o OMEGA WORLDWIDE, INC ...........................            15
        300         RESOURCE AMERICA, INC (CLASS A) ................             3
        100         SIRROM CAPITAL CORP ............................             0

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 NONDEPOSITORY INSTITUTIONS--(Continued)
      3,350         SLM HOLDINGS CORP ..............................      $    161
      2,500       o UNICAPITAL CORP ................................            18
      2,200         UNITED COS FINANCIAL CORP ......................             7
                                                                            ------
                                                                            17,266
                                                                            ------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.05%
      2,400         AMCOL INTERNATIONAL CORP .......................            24
        300         CALMAT CO ......................................             9
      4,779         MARTIN MARIETTA MATERIALS, INC .................           297
        425         POTASH CORP OF SASKATCHEWAN, INC ...............            27
                                                                            ------
                                                                               357
                                                                            ------
 OIL AND GAS EXTRACTION--0.53%
     10,300         APACHE CORP ....................................           261
        800       o ATWOOD OCEANICS, INC ...........................            14
        900       o BELCO OIL & GAS CORP ...........................             5
      2,800       o BENTON OIL & GAS CO ............................             8
        600       o BROWN (TOM), INC ...............................             6
      2,849         BURLINGTON RESOURCES, INC ......................           102
      1,200         CABOT OIL & GAS CORP (CLASS A) .................            18
      2,900         CHESAPEAKE ENERGY CORP .........................             3
      6,425         CROSS TIMBERS OIL CO ...........................            48
      7,700         DIAMOND OFFSHORE DRILLING, INC .................           182
      2,849       o EEX CORP .......................................            20
     24,100         ENSCO INTERNATIONAL, INC .......................           258
      1,400       o FORCENERGY GAS EXPLORATION, INC ................             4
      5,700       o FOREST OIL CORP ................................            48
        700       o FRIEDE GOLDMAN INTERNATIONAL, INC ..............             8
        900       o GLOBAL MARINE, INC .............................             8
     11,800       o GREY WOLF, INC .................................            10
     33,632         HALLIBURTON CO .................................           996
      3,500       o HANOVER COMPRESSOR CO ..........................            90
        100       o HARKEN ENERGY CORP .............................             0
        500       o HOUSTON EXPLORATION CO .........................            10
      2,000         KCS ENERGY, INC ................................             6
      7,700         KERR-MCGEE CORP ................................           295
        263       o MCMORAN EXPLORATION CO .........................             4
      1,200       o NABORS INDUSTRIES, INC .........................            16
        400       o NEWFIELD EXPLORATION CO ........................             8
      2,600       o NUEVO ENERGY CO ................................            30
      1,200         OCCIDENTAL PETROLEUM CORP ......................            20
      1,500       o OCEAN ENERGY, INC ..............................             9
      3,400       o OCEANEERING INTERNATIONAL, INC .................            51
        400       o ORYX ENERGY CO .................................             5
      9,000       o PARKER DRILLING CO .............................            29
      1,900       o PATTERSON ENERGY, INC ..........................             8
     16,200         PIONEER NATURAL RESOURCES CO ...................           142
        300       o POOL ENERGY SERVICES CO ........................             3
        100       o PRIDE INTERNATIONAL, INC .......................             1
      1,500       o RANGE RESOURCES CORP ...........................             5
     10,400       o ROWAN COS, INC .................................           104
        800       o SANTA FE ENERGY RESOURCES, INC .................             6
         16         SCHLUMBERGER LTD ...............................             1
      3,600       o SEITEL, INC ....................................            45
      1,700         ST. MARY LAND & EXPLORATION CO .................            31
      2,100       o STONE ENERGY CORP ..............................            60
      1,330       o SWIFT ENERGY CO ................................            10
      2,000       o SYNTROLEUM CORP ................................            12
      4,300       o TITAN EXPLORATION, INC .........................            28
      3,700       o TRANSMONTAIGNE, INC ............................            56
     11,800         TRANSOCEAN OFFSHORE, INC .......................           316
      2,600       o TRANSTEXAS GAS CORP ............................             7
      7,200       o TUBOSCOPE, INC .................................            59
     41,414         UNION PACIFIC RESOURCES GROUP, INC .............           375
      2,800         VASTAR RESOURCES, INC ..........................           121
        330       o WEATHERFORD INTERNATIONAL ......................             6
                                                                            ------
                                                                             3,968
                                                                            ------


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 PAPER AND ALLIED PRODUCTS--0.90%
      1,500       o ACX TECHNOLOGIES, INC ..........................      $     20
      5,000       o AMERICAN PAD & PAPER CO ........................             8
        200         AVERY DENNISON CORP ............................             9
      8,700         BOISE CASCADE CORP .............................           270
     16,100         CHAMPION INTERNATIONAL CORP ....................           652
        500         CHESAPEAKE CORP ................................            18
      3,960       o CROWN VANTAGE, INC .............................             9
      4,300       o EARTHSHELL CORP ................................            51
     24,725         FORT JAMES CORP ................................           989
      7,700       o GAYLORD CONTAINER CO ...........................            47
      4,100         GLATFELTER (P.H.) CO ...........................            51
        300         GREIF BROTHERS CORP (CLASS A) ..................             9
     16,547         INTERNATIONAL PAPER CO .........................           742
      3,000       o IVEX PACKAGING CORP ............................            70
     41,000         KIMBERLY CLARK CORP ............................         2,235
        600         LONGVIEW FIBRE CO ..............................             7
        700       o PLAYTEX PRODUCTS, INC ..........................            11
        400         REPUBLIC GROUP, INC ............................             8
      1,800         ROCK-TENN CO (CLASS A) .........................            30
        340         SCHWEITZER-MAUDUIT INTERNATIONAL, INC ..........             5
         53       o SMURFIT-STONE CONTAINER CORP ...................             1
     11,131         SONOCO PRODUCTS CO .............................           330
      3,700         ST. JOE CORP ...................................            87
      1,800         TEMPLE-INLAND, INC .............................           107
      9,900         UNION CAMP CORP ................................           668
      9,100         WAUSAU-MOSINEE PAPER CORP ......................           161
      6,700         WILLAMETTE INDUSTRIES, INC .....................           224
                                                                            ------
                                                                             6,819
                                                                            ------
 PERSONAL SERVICES--0.23%
     13,600         BLOCK (H&R), INC ...............................           612
     10,700         CINTAS CORP ....................................           754
      2,000       o COINMACH LAUNDRY CORP ..........................            26
        600         CPI CORP .......................................            16
        100       o EQUITY CORP INTERNATIONAL ......................             3
      7,800         SERVICE CORP INTERNATIONAL .....................           297
        200         UNIFIRST CORP ..................................             5
                                                                            ------
                                                                             1,713
                                                                            ------
 PETROLEUM AND COAL PRODUCTS--4.17%
     58,024         AMOCO CORP .....................................         3,423
     11,400         ASHLAND, INC ...................................           551
     16,200         ATLANTIC RICHFIELD CO ..........................         1,057
     46,600         CHEVRON CORP ...................................         3,865
        400         ELCOR CORP .....................................            13
    167,600         EXXON CORP .....................................        12,256
     55,000         MOBIL CORP .....................................         4,792
      2,400         MURPHY OIL CORP ................................            99
      8,000         PENNZENERGY CO .................................           131
     12,840       o PENNZOIL-QUAKER STATE CO .......................           190
        600       o PETROFINA S.A. WTS 08/02/03 ....................             5
     23,000         PHILLIPS PETROLEUM CO ..........................           980
     13,800         SUNOCO, INC ....................................           498
     43,116         TEXACO, INC ....................................         2,280
     25,348         TOSCO CORP .....................................           656
     14,926         ULTRAMAR DIAMOND SHAMROCK CORP .................           362
      4,245         UNOCAL CORP ....................................           124
      8,200         USX-MARATHON GROUP, INC ........................           247
      2,500         VALERO ENERGY CORP .............................            53
        600         WD-40 CO .......................................            17
                                                                            ------
                                                                            31,599
                                                                            ------
 PRIMARY METAL INDUSTRIES--0.35%
        700       o AFC CABLE SYSTEMS, INC .........................            24
      7,240         ALUMINUM CO OF AMERICA .........................           540
      5,100         ASARCO, INC ....................................            77
      4,150       o CABLE DESIGN TECHNOLOGIES CO ...................            77
      2,700         CARPENTER TECHNOLOGY CORP ......................            92

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 PRIMARY METAL INDUSTRIES--(Continued)
        100       o CITATION CORP ..................................      $      1
        500       o CURTISS WRIGHT CORP ............................            19
      1,300       o ENCORE WIRE CORP ...............................            12
     12,250         ENGELHARD CORP .................................           239
         87       o ESSEX INTERNATIONAL, INC .......................             3
        900         GENERAL CABLE CORP .............................            18
      2,200         IMCO RECYCLING, INC ............................            34
        261         INLAND STEEL INDUSTRIES, INC ...................             4
      1,900       o KAISER ALUMINUN CORP ...........................             9
      1,800       o LONE STAR TECHNOLOGIES, INC ....................            18
      9,800         LTV CORP .......................................            57
        200         MATTHEWS INTERNATIONAL CORP (CLASS A) ..........             6
        300       o MAXXAM, INC ....................................            17
      5,900       o MUELLER INDUSTRIES, INC ........................           120
      1,500         NATIONAL STEEL CORP (CLASS B) ..................            11
     11,200         NUCOR CORP .....................................           484
        100         PRECISION CAST PARTS CORP ......................             4
      2,300         QUANEX CORP ....................................            52
      3,000         REYNOLDS METALS CO .............................           158
      1,100       o RTI INTERNATIONAL METALS .......................            15
      5,000       o STEEL DYNAMICS, INC ............................            59
      2,000         TITANIUM METALS CORP ...........................            17
     14,800         USX-US STEEL GROUP, INC ........................           340
      1,700       o WHX CORP .......................................            17
     10,500         WORTHINGTON INDUSTRIES, INC ....................           131
                                                                            ------
                                                                             2,655
                                                                            ------
 PRINTING AND PUBLISHING--1.46%
      1,800         AMERICAN BUSINESS PRODUCTS, INC ................            42
     10,800         AMERICAN GREETINGS CORP (CLASS A) ..............           443
        700       o APPLIED GRAPHICS TECHNOLOGIES, INC .............            12
      9,900         BELO (A.H.) CORP SERIES A ......................           197
        400       o BIG FLOWER HOLDINGS, INC .......................             9
      3,400         CENTRAL NEWSPAPERS, INC (CLASS A) ..............           243
        500       o CONSOLIDATED GRAPHICS, INC .....................            34
      1,000       o CSS INDUSTRIES, INC ............................            30
        600       o DAY RUNNER, INC ................................             9
     13,100         DELUXE CORP ....................................           479
      8,300         DOW JONES & CO, INC ............................           399
      2,900       o FRANKLIN COVEY CO ..............................            49
     24,500         GANNETT CO, INC ................................         1,580
        300       o GIBSON GREETINGS, INC ..........................             4
      5,200         HARLAND (JOHN H.) CO ...........................            82
        100         HOLLINGER INTERNATIONAL, INC ...................             1
      5,600         KNIGHT-RIDDER, INC .............................           286
      7,500         LEE ENTERPRISES, INC ...........................           236
      2,900    (X)o MARVEL ENTERTAINMENT GROUP, INC ................             0
      2,900         MCGRAW HILL COS, INC ...........................           295
        425         MEDIA GENERAL, INC (CLASS A) ...................            23
        800         MEREDITH CORP ..................................            30
      7,800         NEW YORK TIMES CO (CLASS A) ....................           271
         82         NEWS CORP LTD ..................................             2
        600         PENTON MEDIA, INC ..............................            12
      2,900       o PETERSEN COS, INC (CLASS A) ....................            98
     24,300       o PRIMEDIA, INC ..................................           286
        560         R.H. DONNELLEY CORP ............................             8
        700         READER'S DIGEST ASSOCIATION, INC (CLASS A)
                    (NON-VOTE) .....................................            18
     12,700         REYNOLDS & REYNOLDS CO (CLASS A) ...............           291
        200       o SCHOLASTIC CORP ................................            11
      1,300         SCRIPPS (E.W.) CO (CLASS A) ....................            65
     60,718         TIME WARNER, INC ...............................         3,768
     12,200         TRIBUNE CO .....................................           805
      6,500         WALLACE COMPUTER SERVICES, INC .................           171
        900         WASHINGTON POST CO (CLASS B) ...................           520
        900         WILEY (JOHN) & SONS, INC (CLASS A) .............            43


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
        813       o WORKFLOW MANAGEMENT, INC .......................      $      5
      6,400       o WORLD COLOR PRESS, INC .........................           195
                                                                            ------
                                                                            11,052
                                                                            ------
 RAILROAD TRANSPORTATION--0.44%
     42,720         BURLINGTON NORTHERN SANTA FE CORP ..............         1,442
         50         CANADIAN NATIONAL RAILWAY CO ...................             3
      6,300         CSX CORP .......................................           261
      1,800         FLORIDA EAST COAST INDUSTRIES, INC .............            63
      1,500         KANSAS CITY SOUTHERN INDUSTRIES, INC ...........            74
     14,300         NORFOLK SOUTHERN CORP ..........................           453
     22,882         UNION PACIFIC CORP .............................         1,031
      1,000       o WISCONSIN CENTRAL TRANSIT CORP .................            17
                                                                            ------
                                                                             3,344
                                                                            ------
 REAL ESTATE--0.03%
      2,666       o CASTLE & COOKE, INC ............................            39
      1,000       o CATELLUS DEVELOPMENT CORP ......................            14
        300       o CB RICHARD ELLIS SERVICES GROUP, INC ...........             5
         40       o ECHELON INTERNATIONAL CORP .....................             1
        300       o FAIRFIELD COMMUNITIES, INC .....................             3
      2,000       o GRUBB & ELLIS CO ...............................            16
      1,933       o INSIGNIA FINANCIAL GROUP, INC ..................            23
        100       o LASALLE PARTNERS, INC ..........................             3
      4,800         LNR PROPERTY CORP ..............................            96
      2,064       o RECKSON SERVICES INDUSTRIES, INC ...............             9
      1,000         STEWART ENTERPRISES, INC (CLASS A) .............            22
                                                                            ------
                                                                               231
                                                                            ------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.54%
      5,100         APTARGROUP, INC ................................           143
      1,600         ARMSTRONG WORLD INDUSTRIES, INC ................            97
      5,400         FIRST BRANDS CORP ..............................           213
      3,000         FURON CO .......................................            51
     12,250         GOODRICH (B.F.) CO .............................           439
      7,600         GOODYEAR TIRE & RUBBER CO ......................           383
     15,900         ILLINOIS TOOL WORKS, INC .......................           922
        200         MYERS INDUSTRIES, INC ..........................             6
     14,800         NIKE, INC (CLASS B) ............................           600
      8,500         PREMARK INTERNATIONAL, INC .....................           294
      7,300       o SAFESKIN CORP ..................................           176
        772       o SEALED AIR CORP ................................            39
     19,160         SOLUTIA, INC ...................................           429
      1,400         SPARTECH CORP ..................................            31
        100       o SYNETIC, INC ...................................             4
      3,000         TREDEGAR INDUSTRIES, INC .......................            68
      8,100         TUPPERWARE CORP ................................           133
      1,800         WYNNS INTERNATIONAL, INC .......................            40
                                                                            ------
                                                                             4,068
                                                                            ------
 SECURITY AND COMMODITY BROKERS--1.05%
      2,900       o AFFILIATED MANAGERS GROUP, INC .................            87
        400       o AMERITRADE HOLDINGS CORP (CLASS A) .............            13
      5,500         BEAR STEARNS COS, INC ..........................           206
        100         DUFF & PHELPS CREDIT RATING CO .................             5
      1,100       o E TRADE GROUP, INC .............................            51
      4,800         EATON VANCE CORP ...............................           100
     15,450         EDWARDS (A.G.), INC ............................           576
      2,100         EVEREN CAPITAL CORP ............................            48
      1,800         FEDERATED INVESTMENTS, INC .....................            33
      3,200         FRANKLIN RESOURCES, INC ........................           102
      2,100         FREEDOM SECURITIES CORP ........................            32
      3,900       o FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ..........            25
        600       o HAMBRECHT & QUIST GROUP ........................            14
      2,200         JEFFERIES GROUP, INC ...........................           109
      1,000         JOHN NUVEEN CO (CLASS A) .......................            37
      1,600         LEGG MASON, INC ................................            51
     15,100         LEHMAN BROTHERS HOLDINGS, INC ..................           665
     16,100         MERRILL LYNCH & CO, INC ........................         1,075

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 SECURITY AND COMMODITY BROKERS--(Continued)
     40,055         MORGAN STANLEY, DEAN WITTER, & CO ..............      $  2,844
        200         PAINE WEBBER GROUP, INC ........................             8
      6,000         PHOENIX INVESTMENT PARTNERS LTD ................            51
      5,850         RAYMOND JAMES FINANCIAL CORP ...................           124
     28,600         SCHWAB (CHARLES) CORP ..........................         1,607
      1,700         SOUTHWEST SECURITIES GROUP, INC ................            34
        700         UNITED ASSET MANAGEMENT CORP ...................            18
        157         WADDELL & REED FINANCIAL, INC (CLASS B) ........             4
                                                                            ------
                                                                             7,919
                                                                            ------
 SOCIAL SERVICES--0.00%
      1,700       o CAPITAL SENIOR LIVING CORP .....................            24
                                                                            ------
 SPECIAL TRADE CONTRACTORS--0.01%
      3,500         APOGEE ENTERPRISES, INC ........................            39
      4,000       o GROUP MAINTENANCE AMERICA CORP .................            49
                                                                            ------
                                                                                88
                                                                            ------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
      7,400         CORNING, INC ...................................           333
      4,800       o DAL-TILE INTERNATIONAL, INC ....................            50
      2,700       o DEPARTMENT 56, INC .............................           101
          2         LAFARGE CORP ...................................             0
        300         LIBBEY, INC ....................................             9
      1,700         NEWELL COS, INC ................................            70
      9,000         OWENS CORNING CO ...............................           319
        800       o OWENS ILLINOIS, INC ............................            25
        500         PUERTO RICAN CEMENT CO, INC ....................            17
        220         SOUTHDOWN, INC .................................            13
      1,100         USG CORP .......................................            56
                                                                            ------
                                                                               993
                                                                            ------
 TEXTILE MILL PRODUCTS--0.07%
      2,981         ALBANY INTERNATIONAL CORP (CLASS A) NEW ........            56
        800       o COLLINS & AIKMAN CORP ..........................             4
        200       o DAN RIVER, INC (CLASS A) .......................             2
        800       o GUILFORD MILLS, INC ............................            13
      5,100       o MOHAWK INDUSTRIES, INC .........................           215
      2,700       o POLYMER GROUP, INC .............................            27
        500         ST. JOHN KNITS, INC ............................            13
      6,700       o WESTPOINT STEVENS, INC .........................           211
                                                                            ------
                                                                               541
                                                                            ------
 TOBACCO PRODUCTS--1.23%
      7,200         FORTUNE BRANDS, INC ............................           228
      1,600       o GENERAL CIGAR HOLDINGS, INC (CLASS A) ..........            14
    169,000         PHILIP MORRIS COS, INC .........................         9,042
      2,100         UST, INC .......................................            73
                                                                            ------
                                                                             9,357
                                                                            ------
 TRANSPORTATION BY AIR--0.53%
      7,000         AIRBORNE FREIGHT CORP ..........................           252
      2,500       o AIRTRAN HOLDINGS, INC ..........................             7
        500       o ALASKA AIR GROUP, INC ..........................            22
     17,300       o AMR CORP .......................................         1,027
      1,500       o ATLAS AIR, INC .................................            73
        300       o AVIALL, INC ....................................             4
         87         COMAIR HOLDINGS, INC ...........................             3
        400       o CONTINENTAL AIRLINES, INC (CLASS B) ............            13
     15,700         DELTA AIRLINES, INC ............................           816
      8,920       o FDX CORP .......................................           794
      1,000       o MESA AIR GROUP, INC ............................             8
        400       o MIDWEST EXPRESS HOLDINGS, INC ..................            11
      3,500       o OFFSHORE LOGISTICS, INC ........................            42
      1,800         PITTSTON BAX GROUP .............................            20
     12,901         SOUTHWEST AIRLINES CO ..........................           289
      9,500       o TRANS WORLD AIRLINES, INC ......................            46
     10,500       o U.S. AIRWAYS GROUP, INC ........................           546
        300       o UAL CORP .......................................            18
                                                                            ------
                                                                             3,991
                                                                            ------


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 TRANSPORTATION EQUIPMENT--3.04%
        300       o AFTERMARKET TECHNOLOGY CORP ....................      $      2
     29,300         ALLIED SIGNAL, INC .............................         1,298
      4,200         ARCTIC CAT, INC ................................            43
     16,684         AUTOLIV, INC ...................................           620
      1,500       o AVONDALE INDUSTRIES, INC .......................            44
      4,500       o BE AEROSPACE, INC ..............................            95
     71,554         BOEING CO ......................................         2,334
      3,600         BORG-WARNER AUTOMOTIVE, INC ....................           201
        900       o BREED TECHNOLOGIES, INC ........................             7
      2,200         COACHMEN INDUSTRIES, INC .......................            58
      6,000         CORDANT TECHNOLOGIES, INC ......................           225
     20,024         DANA CORP ......................................           818
      8,300         DANAHER CORP ...................................           451
      2,200       o DELCO REMY INTERNATIONAL , INC (CLASS A) .......            22
      9,800         EATON CORP .....................................           693
     70,400         FORD MOTOR CO ..................................         4,132
      5,700         GENCORP, INC ...................................           142
      5,800         GENERAL DYNAMICS CORP ..........................           340
     49,226         GENERAL MOTORS CORP ............................         3,523
        500       o GENTEX CORP ....................................            10
     11,400       o GULFSTREAM AEROSPACE CORP ......................           607
     17,300         HARLEY DAVIDSON, INC ...........................           820
        200       o HAYES LEMMERZ INTERNATIONAL, INC ...............             6
      1,900       o KELLSTROM INDUSTRIES, INC ......................            55
      7,296         LOCKHEED MARTIN CORP ...........................           618
      6,200         MASCOTECH, INC .................................           106
     11,166         MERITOR AUTOMOTIVE, INC ........................           237
      1,300       o MONACO COACH CORP ..............................            34
        100       o MOTIVEPOWER INDUSTRIES, INC ....................             3
        300       o NATIONAL R.V. HOLDINGS, INC ....................             8
     11,000       o NAVISTAR INTERNATIONAL CORP ....................           314
      5,877         NORTHROP GRUMMAN CORP ..........................           430
      1,100         OEA, INC .......................................            13
     11,400         PACCAR, INC ....................................           469
      3,400         POLARIS INDUSTRIES, INC ........................           133
      3,100         REGAL-BELOIT CORP ..............................            71
      2,100         SMITH (A.O.) CORP ..............................            52
        103       o SPX CORP .......................................             7
      1,000         STANDARD MOTOR PRODUCTS, INC (CLASS A) .........            24
        700         STANDARD PRODUCTS CO ...........................            14
      1,900       o STONERIDGE, INC ................................            43
      9,100         SUNDSTRAND CORP ................................           472
      3,400         SUPERIOR INDUSTRIES INTERNATIONAL, INC .........            95
      8,700         TEXTRON, INC ...................................           661
        300         THOR INDUSTRIES, INC ...........................             8
      7,200         TRINITY INDUSTRIES, INC ........................           277
      2,000       o TRIUMPH GROUP, INC .............................            64
      3,100         TRW, INC .......................................           174
     18,700         UNITED TECHNOLOGIES CORP .......................         2,034
      2,750         VARLEN CORP ....................................            63
        700       o WALBRO CORP ....................................             4
      2,700         WESTINGHOUSE AIR BRAKE CO ......................            66
        400         WINNEBAGO INDUSTRIES, INC ......................             6
                                                                            ------
                                                                            23,046
                                                                            ------
 TRANSPORTATION SERVICES--0.13%
         25         AIR EXPRESS INTERNATIONAL CORP .................             1
      6,800         C.H. ROBINSON WORLDWIDE, INC ...................           176
        900       o FRITZ COS, INC .................................            10
     10,500         GALILEO INTERNATIONAL, INC .....................           457
      7,900         GATX CORP ......................................           299
        610       o NAVIGANT INTERNATIONAL, INC ....................             5
                                                                            ------
                                                                               948
                                                                            ------

                       See notes to financial statements.

                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 TRUCKING AND WAREHOUSING--0.09%
      2,500       o AMERICAN FREIGHTWAYS CORP ......................      $     29
      2,200         ARNOLD INDUSTRIES, INC .........................            35
        800         CNF TRANSPORTATION, INC ........................            30
      4,350       o CONSOLIDATED FREIGHTWAYS CORP ..................            69
      1,000       o COVENANT TRANSPORT, INC (CLASS A) ..............            18
        800       o DISPATCH MANAGEMENT SERVICES CORP ..............             3
      1,100       o HEARTLAND EXPRESS, INC .........................            19
        300         HUNT (J.B.) TRANSPORT SERVICES, INC ............             7
        100       o IRON MOUNTAIN, INC .............................             4
      1,500       o LANDSTAR SYSTEM, INC ...........................            61
        400       o M.S. CARRIERS, INC .............................            13
      1,200       o PIERCE LEAHY CORP ..............................            31
      2,200         ROADWAY EXPRESS, INC ...........................            32
      3,950       o SWIFT TRANSPORTATION CO, INC ...................           111
      4,300         USFREIGHTWAYS CORP .............................           125
         50         WERNER ENTERPRISES, INC ........................             1
      3,800       o YELLOW CORP ....................................            73
                                                                            ------
                                                                               661
                                                                            ------
 WATER TRANSPORTATION--0.06%
      6,000         ALEXANDER & BALDWIN, INC .......................           140
        500       o KIRBY CORP .....................................            10
        950       o MARINE TRANSPORT CORP ..........................             2
      6,100       o OMI CORP (NEW) .................................            20
      1,400         OVERSEAS SHIPHOLDING GROUP, INC ................            22
      9,600         TIDEWATER, INC .................................           223
                                                                            ------
                                                                               417
                                                                            ------
 WHOLESALE TRADE-DURABLE GOODS--0.21%
      2,300       o ACTION PERFORMANCE COS, INC ....................            81
      1,500       o ANICOM, INC ....................................            14
      1,000       o ANIXTER INTERNATIONAL, INC .....................            20
     14,700       o ARROW ELECTRONICS, INC .........................           392
        100       o AVIATION SALES CO ..............................             4
         50       o BRIGHTPOINT, INC ...............................             1
      1,200         CASTLE (A.M.) & CO .............................            18
      4,300       o CHS ELECTRONICS, INC ...........................            73
        800         COMMERCIAL METALS CO ...........................            22
      6,000       o FISHER SCIENTIFIC INTERNATIONAL, INC ...........           120
        450         GENUINE PARTS CO ...............................            15
      4,300       o HANDLEMAN CO ...................................            60
     20,700         IKON OFFICE SOLUTIONS, INC .....................           177
      1,000         LAWSON PRODUCTS, INC ...........................            23
      6,600       o MERISEL, INC ...................................            16
      3,400         OWENS & MINOR, INC .............................            54
         50       o PATTERSON DENTAL CO ............................             2
      1,500       o POMEROY COMPUTER RESOURCES, INC ................            34
        300         RELIANCE STEEL & ALUMINUM CO ...................             8
      8,500       o TECH DATA CORP .................................           342
        200       o VWR SCIENTIFIC PRODUCTS CORP ...................             3
        220         WESCO FINANCIAL CORP ...........................            78
                                                                            ------
                                                                             1,557
                                                                            ------


                                                                           VALUE
SHARES                                                                     (000)
------                                                                    --------
 WHOLESALE TRADE-NONDURABLE GOODS--0.65%
      7,700       o AIRGAS, INC ....................................        $   69
        300       o AMERISOURCE HEALTH CORP (CLASS A) ..............            20
        900       o BARNETT RESOURCES CORP .........................            22
     16,550         BERGEN BRUNSWIG CORP (CLASS A) .................           577
         63         BINDLEY WESTERN INDUSTRIES, INC ................             3
        700       o BOISE CASCADE OFFICE PRODUCTS CORP .............             9
     18,264         CARDINAL HEALTH, INC ...........................         1,386
        600       o DAISYTEK INTERNATIONAL CORP ....................            11
        200         DIMON, INC .....................................             1
         21         FLEMING COS, INC ...............................             0
         33         HERBALIFE INTERNATIONAL, INC (CLASS A) .........             0
      1,566         HERBALIFE INTERNATIONAL, INC (CLASS B) .........            18
        300         HUNT CORP ......................................             3
      2,800         INTERNATIONAL MULTIFOODS CORP ..................            72
        800       o KENNETH COLE PRODUCTIONS, INC ..................            15
     10,400         MCKESSON CORP NEW ..............................           822
      5,500       o NATIONAL-OILWELL, INC ..........................            62
      1,600       o NU SKIN ENTERPRISES, INC (CLASS A) .............            38
      1,100       o PERFORMANCE FOOD GROUP CO ......................            31
      3,549       o PHARMERICA, INC ................................            21
      1,800       o PRIORITY HEALTHCARE CORP (CLASS B) .............            93
        678       o SCHOOL SPECIALTY, INC ..........................            14
     20,400         SUPERVALU, INC .................................           571
     22,000         SYSCO CORP .....................................           582
      1,900         TERRA INDUSTRIES, INC ..........................            12
        500       o U.S.A. FLORAL PRODUCTS, INC ....................             6
     10,750         UNISOURCE WORLDWIDE, INC .......................            78
      6,000       o UNITED STATIONERS, INC .........................           156
      5,400       o UNIVERSAL CORP .................................           190
                                                                            ------
                                                                             4,882
                                                                            ------
                    TOTAL COMMON STOCK
                    (Cost $511,548) ................................       753,592
                                                                           -------
PRINCIPAL
---------
SHORT TERM INVESTMENT--0.32%
 U.S. GOVERNMENT AGENCY--0.32%
   $2,400,000       FEDERAL HOME LOAN MORTGAGE CORP
                    4.250% 1/4/99 ..................................         2,399
                                                                           -------
                    TOTAL SHORT TERM INVESTMENT
                    (Cost $2,399) ..................................         2,399
                                                                           -------
                    TOTAL PORTFOLIO
                    (Cost $514,100) ................................      $756,157
                                                                          ========

------------------
o Non-income producing
X In bankruptcy
# Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1998, the value of these securities amounted to $131 or 0.00% of net assets.

  Additional information on each restricted security is as follows:



                         ACQUISITION     ACQUISITION
       SECURITY              DATE           COST
---------------------   -------------   ------------
  Physician Computer
   Network, Inc           06/04/96      $28,018
                                        =======

                       See notes to financial statements.

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